UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

AdvisorShares Dorsey Wright ADR ETF

AADR | The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$58	1.10%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$46,797,482
  Total number of portfolio holdings38
  Period portfolio turnover rate58%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Banks	14.7%
Mining	14.6%
Internet	11.6%
Money Market Fund	8.6%
Pharmaceuticals	8.3%
Aerospace/Defense	7.8%
Telecommunications	6.7%
Electric	5.3%
Diversified Financial Services	5.2%
Biotechnology	4.0%
Auto Parts & Equipment	3.3%
Airlines	2.8%
Building Materials	2.6%
Other	12.8%
Assets Less Liabilities	(8.3)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM All Cap World ETF

DWAW | The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$49	0.95%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$84,072,843
  Total number of portfolio holdings7
  Period portfolio turnover rate130%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Equity Fund	99.6%
Money Market Funds	4.6%
Assets Less Liabilities	(4.2)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM US Core ETF

DWUS | The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$47	0.90%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$116,385,100
  Total number of portfolio holdings4
  Period portfolio turnover rate50%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Holdings	% of Net Assets
Equity Fund	99.3%
Money Market Funds	26.6%
Assets Less Liabilities	(25.9)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright Short ETF

DWSH | The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$197	4.06%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$11,500,185
  Total number of portfolio holdings100
  Period portfolio turnover rate121%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Chemicals	(11.6)%
Commercial Services	(9.9)%
Retail	(7.3)%
Healthcare - Services	(6.2)%
Healthcare - Products	(6.1)%
Software	(5.7)%
Food	(5.2)%
Building Materials	(4.5)%
Internet	(4.5)%
REITS	(4.3)%
Computers	(4.2)%
Distribution/Wholesale	(4.1)%
Other	(34.0)%
Money Market Fund	74.0%
Assets Less Liabilities	133.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Focused Equity ETF

CWS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$33	0.65%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$179,231,334
  Total number of portfolio holdings26
  Period portfolio turnover rate25%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Healthcare - Products	16.1%
Software	15.8%
Pharmaceuticals	12.0%
Commercial Services	8.1%
Engineering & Construction	7.9%
Auto Parts & Equipment	4.0%
Water	4.0%
Electronics	4.0%
Media	4.0%
Diversified Financial Services	4.0%
Computers	4.0%
Food	4.0%
Retail	3.9%
Other	8.2%
Assets Less Liabilities	-%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Gerber Kawasaki ETF

GK | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$39	0.75%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$27,264,968
  Total number of portfolio holdings31
  Period portfolio turnover rate22%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Software	11.4%
Computers	8.2%
Pharmaceuticals	7.2%
Banks	4.5%
Machinery - Construction & Mining	4.3%
Aerospace/Defense	4.0%
Building Materials	4.0%
Commodity Fund	3.6%
Retail	3.3%
Entertainment	3.1%
Money Market Fund	2.6%
Other	13.9%
Assets Less Liabilities	(1.1)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Hotel ETF

BEDZ | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$52	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$3,335,464
  Total number of portfolio holdings26
  Period portfolio turnover rate48%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Commercial Services	2.9%
Entertainment	3.8%
Leisure Time	17.9%
Internet	20.7%
Lodging	24.5%
REITS	26.4%
Money Market Fund	4.2%
Assets Less Liabilities	(0.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares HVAC and Industrials ETF

HVAC | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares HVAC and Industrials ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares HVAC and Industrials ETF	$53Footnote Reference(1)	0.99%
Footnote	Description
Footnote(1)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$4,336,780
  Total number of portfolio holdings27
  Period portfolio turnover rate57%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
REITS	2.3%
Retail	2.7%
Electric	3.5%
Environmental Control	4.7%
Miscellaneous Manufacturing	5.4%
Commercial Services	9.0%
Engineering & Construction	9.5%
Machinery - Diversified	9.6%
Machinery - Construction & Mining	10.2%
Electrical Components & Equipment	11.4%
Building Materials	14.9%
Electronics	16.4%
Money Market Fund	1.0%
Assets Less Liabilities	(0.6)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Insider Advantage ETF

SURE | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$48	0.90%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$48,377,801
  Total number of portfolio holdings100
  Period portfolio turnover rate120%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Software	7.9%
Internet	7.0%
Retail	6.9%
Semiconductors	6.9%
Commercial Services	6.9%
Oil & Gas	5.0%
Healthcare - Services	5.0%
Computers	4.0%
Diversified Financial Services	4.0%
Machinery - Diversified	4.0%
Miscellaneous Manufacturing	4.0%
Insurance	3.9%
Banks	3.0%
Other	30.6%
Assets Less Liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares MSOS Daily Leveraged ETF

MSOX | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$62	0.95%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$48,892,588
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Equity Fund	0.0%Footnote Reference**
Money Market Fund	1.7%
Assets Less Liabilities	98.3%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Psychedelics ETF

PSIL | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$59	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$18,478,737
  Total number of portfolio holdings30
  Period portfolio turnover rate48%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Healthcare - Services	2.8%
Pharmaceuticals	42.8%
Biotechnology	50.4%
Money Market Funds	21.9%
Assets Less Liabilities	(17.9)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure Cannabis ETF

YOLO | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$34	0.49%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$41,673,684
  Total number of portfolio holdings21
  Period portfolio turnover rate14%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Agriculture	18.9%
Distributors	9.1%
Equity Fund	46.0%
Pharmaceuticals	24.8%
REITS	0.8%
Money Market Funds	4.2%
Assets Less Liabilities	(3.8)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure US Cannabis ETF

MSOS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$55	0.74%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$918,577,265
  Total number of portfolio holdings61
  Period portfolio turnover rate34%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Agriculture	1.5%
Pharmaceuticals	11.8%
Money Market Funds	12.4%
Assets Less Liabilities	74.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Q Dynamic Growth ETF

QPX | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$79	1.45%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$32,902,130
  Total number of portfolio holdings8
  Period portfolio turnover rate80%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Commodity Fund	19.6%
Equity Fund	78.4%
Money Market Funds	5.6%
Assets Less Liabilities	(3.6)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Ranger Equity Bear ETF

HDGE | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$172	3.44%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$54,472,784
  Total number of portfolio holdings53
  Period portfolio turnover rate373%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Banks	(13.1)%
Internet	(9.6)%
Retail	(9.4)%
Software	(8.9)%
REITS	(7.8)%
Commercial Services	(6.5)%
Diversified Financial Services	(6.5)%
Entertainment	(3.4)%
Beverages	(3.4)%
Hand/Machine Tools	(3.4)%
Computers	(2.7)%
Lodging	(2.0)%
Other	(15.3)%
Money Market Fund	75.3%
Assets Less Liabilities	116.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Restaurant ETF

EATZ | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$46	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$2,861,239
  Total number of portfolio holdings24
  Period portfolio turnover rate54%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Food Service	2.8%
Internet	7.0%
Food	11.1%
Retail	76.3%
Money Market Funds	8.3%
Assets Less Liabilities	(5.5)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares STAR Global Buy-Write ETF

VEGA | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$56	1.08%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$75,721,039
  Total number of portfolio holdings13
  Period portfolio turnover rate1%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Purchased Put Option	0.0%Footnote Reference**
Written Call Option	(0.0)%Footnote Reference**
Commodity Fund	2.4%
Debt Fund	26.0%
Equity Fund	70.5%
Money Market Funds	16.3%
Assets Less Liabilities	(15.2)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Vice ETF

VICE | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2025

This semi-annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$48	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025.

  Fund net assets$7,012,984
  Total number of portfolio holdings25
  Period portfolio turnover rate100%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2025.

Sector	% of Net Assets
Auto Manufacturers	4.5%
Retail	4.7%
REITS	4.8%
Semiconductors	5.6%
Energy - Alternate Sources	6.0%
Internet	7.1%
Entertainment	9.1%
Lodging	9.2%
Software	9.3%
Beverages	15.0%
Agriculture	24.5%
Money Market Funds	6.8%
Assets Less Liabilities	(6.6)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual Financial Statements are attached herewith.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

1.877.843.3831

Semi-Annual Report

December 31, 2025

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.7%

Aerospace/Defense — 7.8%
Embraer SA (Brazil)(a)	40,046	$2,577,761
Rolls-Royce Holdings PLC (United Kingdom)(a)(b)	68,381	1,074,949
Total Aerospace/Defense		3,652,710

Agriculture — 2.2%
British American Tobacco PLC (United Kingdom)(a)	18,172	1,028,899

Airlines — 2.8%
Ryanair Holdings PLC (Italy)(a)	18,145	1,309,888

Auto Parts & Equipment — 3.3%
China Yuchai International Ltd. (China)	43,852	1,556,746

Banks — 14.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	93,555	2,180,767
Barclays PLC (United Kingdom)(a)	71,629	1,822,958
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(b)	105,737	1,676,989
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	61,718	1,193,009
Total Banks		6,873,723

Biotechnology — 4.0%
Argenx SE (Netherlands)(a)(c)	1,100	925,045
Genmab A/S (Denmark)(a)(c)	30,200	930,160
Total Biotechnology		1,855,205

Building Materials — 2.6%
Cemex SAB de CV (Mexico)(a)	106,776	1,226,856

Diversified Financial Services — 5.2%
Futu Holdings Ltd. (Hong Kong)(a)(c)	7,030	1,154,396
Up Fintech Holding Ltd. (China)(a)(c)	131,542	1,257,542
Total Diversified Financial Services		2,411,938

Electric — 5.3%
E.ON SE (Germany)(a)(b)	60,683	1,149,336
Korea Electric Power Corp. (South Korea)(a)	80,143	1,322,359
Total Electric		2,471,695

Home Furnishings — 2.1%
Sony Group Corp. (Japan)(a)	38,302	980,531
Investments	Shares	Value
COMMON STOCKS (continued)

Insurance — 1.8%
Aegon Ltd.	111,128	$856,797

Internet — 11.6%
Alibaba Group Holding Ltd. (China)(a)	6,054	887,395
Prosus NV (China)(a)	79,762	985,858
Sea Ltd. (Singapore)(a)(c)	8,642	1,102,460
Tencent Holdings Ltd. (China)(a)(b)	15,647	1,197,778
Vnet Group, Inc. (China)(a)(b)(c)	149,961	1,268,670
Total Internet		5,442,161

Mining — 14.6%
Cia de Minas Buenaventura SAA (Peru)(a)	54,445	1,515,204
Gold Fields Ltd. (South Africa)(a)	42,678	1,863,321
Harmony Gold Mining Co. Ltd. (South Africa)(a)	93,854	1,867,695
Sibanye Stillwater Ltd. (South Africa)(a)(c)	112,066	1,596,941
Total Mining		6,843,161

Miscellaneous Manufacturing — 2.3%
Siemens AG (Germany)(a)(b)	7,701	1,077,755

Pharmaceuticals — 8.3%
Abivax SA (France)(a)(c)	11,200	1,510,376
Ascendis Pharma A/S (Denmark)(a)(c)	5,716	1,218,880
Teva Pharmaceutical Industries Ltd. (Israel)(a)(c)	36,800	1,148,528
Total Pharmaceuticals		3,877,784

Semiconductors — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	3,900	1,185,171

Telecommunications — 6.7%
Singapore Telecommunications Ltd. (Singapore)(a)(b)	33,511	1,186,624
Telefonica Brasil SA (Brazil)(a)	83,927	995,374
VEON Ltd. (Pakistan)(a)(c)	17,887	940,320
Total Telecommunications		3,122,318

Toys/Games/Hobbies — 1.9%
Nintendo Co. Ltd. (Japan)(a)(b)	51,703	871,713
Total Common Stocks (Cost $36,053,753)		46,645,051

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS — 8.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(d)(e)	3,883,855	$3,883,855
Invesco Government & Agency Portfolio — Private Investment Class, 3.38%(d)	146,733	146,733
Total Money Market Funds (Cost $4,030,588)		4,030,588

Total Investments — 108.3% (Cost $40,084,341)		50,675,639
Liabilities in Excess of Other Assets — (8.3%)		(3,878,157)
Net Assets — 100.0%		$46,797,482

PLC — Public Limited Company

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,474,712; the aggregate market value of the collateral held by the fund is $6,638,429. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,754,574.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,645,051	$—	$—	$46,645,051
Money Market Funds	4,030,588	—	—	4,030,588
Total	$50,675,639	$—	$—	$50,675,639

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	7.8%
Agriculture	2.2
Airlines	2.8
Auto Parts & Equipment	3.3
Banks	14.7
Biotechnology	4.0
Building Materials	2.6
Diversified Financial Services	5.2
Electric	5.3
Home Furnishings	2.1
Insurance	1.8
Internet	11.6
Mining	14.6
Miscellaneous Manufacturing	2.3
Pharmaceuticals	8.3
Semiconductors	2.5
Telecommunications	6.7
Toys/Games/Hobbies	1.9
Money Market Funds	8.6
Total Investments	108.3
Liabilities in Excess of Other Assets	(8.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.6%

Equity Fund — 99.6%
Invesco Nasdaq 100 ETF	64,920	$16,419,567
iShares MSCI International Momentum Factor ETF	350,320	16,804,850
iShares MSCI International Value Factor ETF(a)	459,468	17,482,757
iShares MSCI USA Momentum Factor ETF(a)	66,354	16,609,070
iShares Russell 1000 Growth ETF	34,636	16,393,219
Total Exchange Traded Funds (Cost $80,405,841)		83,709,463

MONEY MARKET FUNDS — 4.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(b)	454,587	454,587
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(b)(c)	3,402,035	3,402,035
Total Money Market Funds (Cost $3,856,622)		3,856,622

Total Investments — 104.2% (Cost $84,262,463)		87,566,085
Liabilities in Excess of Other Assets — (4.2%)		(3,493,242)
Net Assets — 100.0%		$84,072,843

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $11,355,614; the aggregate market value of the collateral held by the fund is $11,707,237. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,305,202.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$83,709,463	$—	$—	$83,709,463
Money Market Funds	3,856,622	—	—	3,856,622
Total	$87,566,085	$—	$—	$87,566,085

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.6%
Money Market Funds	4.6
Total Investments	104.2
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2025	Value at 12/31/2025	Dividend Income
Invesco S&P International Developed Low Volatility ETF	$38,800,240	$—	$(38,781,871)	$702,162	$(720,531)	—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.3%

Equity Fund — 99.3%
Invesco QQQ Trust Series 1	93,375	$57,361,196
iShares MSCI USA Momentum Factor ETF(a)	232,792	58,270,166
Total Exchange Traded Funds (Cost $100,589,559)		115,631,362

MONEY MARKET FUNDS — 26.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(b)	873,194	873,194
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(b)(c)	30,044,339	30,044,339
Total Money Market Funds (Cost $30,917,533)		30,917,533

Total Investments — 125.9% (Cost $131,507,092)		146,548,895
Liabilities in Excess of Other Assets — (25.9%)		(30,163,795)
Net Assets — 100.0%		$116,385,100

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $31,345,821; the aggregate market value of the collateral held by the fund is $32,338,443. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,294,104.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$115,631,362	$—	$—	$115,631,362
Money Market Funds	30,917,533	—	—	30,917,533
Total	$146,548,895	$—	$—	$146,548,895

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.3%
Money Market Funds	26.6
Total Investments	125.9
Liabilities in Excess of Other Assets	(25.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 74.0%
STIT — Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $8,507,079)	8,507,079	$8,507,079
Total Investments Before Securities Sold, Not Yet Purchased (Cost $8,507,079)		8,507,079

Securities Sold, Not Yet Purchased — (107.6)%

COMMON STOCKS — (107.6)%

Airlines — (1.2)%
Alaska Air Group, Inc.(c)	(2,800)	(140,840)

Apparel — (2.2)%
Carter’s, Inc.	(4,070)	(131,990)
Columbia Sportswear Co.	(2,100)	(115,689)
Total Apparel		(247,679)

Auto Parts & Equipment — (1.4)%
Goodyear Tire & Rubber Co. (The)(c)	(17,680)	(154,877)

Beverages — (3.2)%
Brown-Forman Corp., Class B	(4,669)	(121,674)
Constellation Brands, Inc., Class A	(895)	(123,474)
National Beverage Corp.(c)	(3,860)	(123,096)
Total Beverages		(368,244)

Biotechnology — (2.3)%
BioMarin Pharmaceutical, Inc.(c)	(1,755)	(104,300)
Sarepta Therapeutics, Inc.(c)	(7,240)	(155,805)
Total Biotechnology		(260,105)

Building Materials — (4.5)%
Carlisle Cos., Inc.	(400)	(127,944)
Fortune Brands Innovations, Inc.	(2,360)	(118,047)
JELD-WEN Holding, Inc.(c)	(57,450)	(141,327)
Owens Corning	(1,150)	(128,697)
Total Building Materials		(516,015)

Chemicals — (11.6)%
Ashland, Inc.	(2,402)	(140,925)
Cabot Corp.	(2,000)	(132,560)
Celanese Corp.	(2,970)	(125,572)
Chemours Co. (The)	(10,800)	(127,332)
Eastman Chemical Co.	(1,950)	(124,468)
FMC Corp.	(8,833)	(122,514)
Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals (continued)
Huntsman Corp.	(11,139)	$(111,390)
International Flavors & Fragrances, Inc.	(1,970)	(132,758)
LyondellBasell Industries NV, Class A	(2,410)	(104,353)
Olin Corp.	(4,767)	(99,297)
Westlake Corp.	(1,544)	(114,163)
Total Chemicals		(1,335,332)

Commercial Services — (9.9)%
Booz Allen Hamilton Holding Corp.	(1,530)	(129,071)
Euronet Worldwide, Inc.(c)	(1,700)	(129,387)
Global Payments, Inc.	(1,560)	(120,744)
ManpowerGroup, Inc.	(4,436)	(131,882)
MarketAxess Holdings, Inc.	(740)	(134,125)
Morningstar, Inc.	(560)	(121,694)
Robert Half, Inc.	(4,790)	(130,097)
U-Haul Holding Co.(c)	(2,230)	(112,414)
Verisk Analytics, Inc.	(590)	(131,977)
Total Commercial Services		(1,141,391)

Computers — (4.2)%
Accenture PLC, Class A	(490)	(131,467)
ASGN, Inc.(c)	(2,340)	(112,718)
DXC Technology Co.(c)	(7,680)	(112,512)
Gartner, Inc.(c)	(520)	(131,185)
Total Computers		(487,882)

Cosmetics/Personal Care — (2.0)%
Coty, Inc., Class A(c)	(36,740)	(113,159)
Perrigo Co., PLC	(8,700)	(121,104)
Total Cosmetics/Personal Care		(234,263)

Distribution/Wholesale — (4.1)%
Copart, Inc.(c)	(2,660)	(104,139)
LKQ Corp.	(3,990)	(120,498)
Pool Corp.	(550)	(125,813)
Watsco, Inc.	(360)	(121,302)
Total Distribution/Wholesale		(471,752)

Entertainment — (1.2)%
Marriott Vacations Worldwide Corp.	(2,340)	(134,995)

Food — (5.2)%
Campbell’s Co., (The)	(4,070)	(113,431)
Conagra Brands, Inc.	(6,930)	(119,958)
Flowers Foods, Inc.	(10,620)	(115,546)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Food (continued)
General Mills, Inc.	(2,550)	$(118,575)
Hormel Foods Corp.	(5,425)	(128,572)
Total Food		(596,082)

Healthcare — Products — (6.1)%
Align Technology, Inc.(c)	(886)	(138,349)
Baxter International, Inc.	(5,600)	(107,016)
DENTSPLY SIRONA, Inc.	(9,436)	(107,853)
Enovis Corp.(c)	(3,995)	(106,427)
Integra LifeSciences Holdings Corp.(c)	(9,778)	(121,443)
Teleflex, Inc.	(1,012)	(123,504)
Total Healthcare — Products		(704,592)

Healthcare — Services — (6.2)%
Centene Corp.(c)	(4,740)	(195,051)
Chemed Corp.	(288)	(123,224)
Elevance Health, Inc.	(426)	(149,334)
Molina Healthcare, Inc.(c)	(747)	(129,634)
UnitedHealth Group, Inc.	(360)	(118,840)
Total Healthcare — Services		(716,083)

Home Furnishings — (1.2)%
Whirlpool Corp.	(1,900)	(137,066)

Household Products/Wares — (2.1)%
Clorox Co. (The)	(1,050)	(105,872)
Kimberly-Clark Corp.	(1,300)	(131,157)
Total Household Products/Wares		(237,029)

Insurance — (2.2)%
Brown & Brown, Inc.	(1,580)	(125,926)
Erie Indemnity Co., Class A	(440)	(126,126)
Total Insurance		(252,052)

Internet — (4.5)%
CDW Corp.	(850)	(115,770)
GoDaddy, Inc., Class A(c)	(970)	(120,357)
Snap, Inc., Class A(c)	(18,840)	(152,039)
Ziff Davis, Inc.(c)	(3,725)	(130,934)
Total Internet		(519,100)

Lodging — (1.1)%
Choice Hotels International, Inc.	(1,290)	(122,885)
Investments	Shares	Value
COMMON STOCKS (continued)

Media — (4.1)%
Cable One, Inc.	(1,082)	$(122,104)
Charter Communications, Inc., Class A(c)	(650)	(135,687)
FactSet Research Systems, Inc.	(422)	(122,460)
Sirius XM Holdings, Inc.	(4,823)	(96,436)
Total Media		(476,687)

Office/Business Equipment — (0.9)%
Xerox Holdings Corp.	(41,776)	(99,009)

Oil & Gas — (1.2)%
Patterson-UTI Energy, Inc.	(22,960)	(140,286)

Packaging & Containers — (2.0)%
AptarGroup, Inc.	(1,000)	(121,960)
Graphic Packaging Holding Co.	(7,390)	(111,293)
Total Packaging & Containers		(233,253)

Pharmaceuticals — (2.3)%
Dexcom, Inc.(c)	(2,120)	(140,705)
Zoetis, Inc.	(1,020)	(128,336)
Total Pharmaceuticals		(269,041)

Pipelines — (1.2)%
ONEOK, Inc.	(1,910)	(140,385)

REITS — (4.3)%
Alexandria Real Estate Equities, Inc.	(2,295)	(112,317)
Douglas Emmett, Inc.	(11,500)	(126,385)
Service Properties Trust	(69,005)	(126,969)
Weyerhaeuser Co.	(5,450)	(129,111)
Total REITS		(494,782)

Retail — (7.3)%
Bath & Body Works, Inc.	(6,720)	(134,938)
CarMax, Inc.(c)	(2,960)	(114,374)
Chipotle Mexican Grill, Inc.(c)	(3,250)	(120,250)
Cracker Barrel Old Country Store, Inc.	(4,240)	(107,696)
Floor & Decor Holdings, Inc., Class A(c)	(1,590)	(96,815)
Target Corp.	(1,440)	(140,760)
Wendy’s Co. (The)	(14,430)	(120,202)
Total Retail		(835,035)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Software — (5.7)%
Adobe, Inc.(c)	(360)	$(125,996)
Fiserv, Inc.(c)	(1,910)	(128,295)
Paychex, Inc.	(1,150)	(129,007)
Paycom Software, Inc.	(800)	(127,488)
Synopsys, Inc.(c)	(303)	(142,325)
Total Software		(653,111)

Transportation — (2.2)%
Landstar System, Inc.	(970)	(139,389)
Old Dominion Freight Line, Inc.	(735)	(115,248)
Total Transportation		(254,637)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(14,731,973)]		(12,374,490)

Total Investments — (33.6)% (Cost $(6,224,894))		(3,867,411)
Other Assets in Excess of Liabilities — 133.6%		15,367,596
Net Assets — 100.0%		$11,500,185

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of December 31, 2025.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$8,507,079	$—	$—	$8,507,079

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(12,374,490)	$—	$—	$(12,374,490)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	(1.2)%
Apparel	(2.2)
Auto Parts & Equipment	(1.4)
Beverages	(3.2)
Biotechnology	(2.3)
Building Materials	(4.5)
Chemicals	(11.6)
Commercial Services	(9.9)
Computers	(4.2)
Cosmetics/Personal Care	(2.0)
Distribution/Wholesale	(4.1)
Entertainment	(1.2)
Food	(5.2)
Healthcare — Products	(6.1)
Healthcare — Services	(6.2)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Home Furnishings	(1.2)%
Household Products/Wares	(2.1)
Insurance	(2.2)
Internet	(4.5)
Lodging	(1.1)
Media	(4.1)
Office/Business Equipment	(0.9)
Oil & Gas	(1.2)
Packaging & Containers	(2.0)
Pharmaceuticals	(2.3)
Pipelines	(1.2)
REITS	(4.3)
Retail	(7.3)
Software	(5.7)
Transportation	(2.2)
Money Market Fund	74.0
Total Investments	(33.6)
Other Assets in Excess of Liabilities	133.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.6%

Aerospace/Defense — 3.9%
HEICO Corp.	21,797	$7,053,291

Auto Parts & Equipment — 4.0%
Allison Transmission Holdings, Inc.	72,312	7,079,345

Commercial Services — 8.1%
Moody’s Corp.	14,340	7,325,589
Rollins, Inc.	119,318	7,161,466
Total Commercial Services		14,487,055

Computers — 4.0%
Science Applications International Corp.	70,577	7,104,281

Diversified Financial Services — 4.0%
Intercontinental Exchange, Inc.	44,270	7,169,969

Electronics — 4.0%
Amphenol Corp., Class A	52,944	7,154,852

Engineering & Construction — 7.9%
Comfort Systems USA, Inc.	7,640	7,130,336
IES Holdings, Inc.(a)	18,068	7,028,813
Total Engineering & Construction		14,159,149

Food — 4.0%
Sprouts Farmers Market, Inc.(a)	91,004	7,250,289

Healthcare — Products — 16.1%
Abbott Laboratories	57,855	7,248,653
ResMed, Inc.	29,672	7,147,095
Stryker Corp.	20,426	7,179,126
Thermo Fisher Scientific, Inc.	12,455	7,217,050
Total Healthcare — Products		28,791,924

Media — 4.0%
FactSet Research Systems, Inc.	24,823	7,203,386

Metal Fabricate/Hardware — 3.9%
Mueller Industries, Inc.	61,444	7,053,771

Pharmaceuticals — 12.0%
Cencora, Inc.	21,219	7,166,717
Henry Schein, Inc.(a)	94,697	7,157,199
McKesson Corp.	8,732	7,162,773
Total Pharmaceuticals		21,486,689

Retail — 3.9%
Casey’s General Stores, Inc.	12,804	7,076,899
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 15.8%
Adobe, Inc.(a)	20,490	$7,171,295
Broadridge Financial Solutions, Inc.	31,698	7,074,042
Fair Isaac Corp.(a)	4,127	6,977,189
Intuit, Inc.	10,685	7,077,958
Total Software		28,300,484

Water — 4.0%
American Water Works Co., Inc.	54,811	7,152,836
Total Common Stocks (Cost $156,017,777)		178,524,220

MONEY MARKET FUND — 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(b) (Cost $763,043)	763,043	763,043

Total Investments — 100.0% (Cost $156,780,820)		179,287,263
Liabilities in Excess of Other Assets — (0.0%)**		(55,929)
Net Assets — 100.0%		$179,231,334

**	Less than 0.05%.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$178,524,220	$—	$—	$178,524,220
Money Market Fund	763,043	—	—	763,043
Total	$179,287,263	$—	$—	$179,287,263

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.9%
Auto Parts & Equipment	4.0
Commercial Services	8.1
Computers	4.0
Diversified Financial Services	4.0
Electronics	4.0
Engineering & Construction	7.9
Food	4.0
Healthcare — Products	16.1
Media	4.0
Metal Fabricate/Hardware	3.9
Pharmaceuticals	12.0
Retail	3.9
Software	15.8
Water	4.0
Money Market Fund	0.4
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 93.9%

Aerospace/Defense — 4.0%
Kratos Defense & Security Solutions, Inc.(a)	14,500	$1,100,695

Banks — 4.5%
JPMorgan Chase & Co.	3,769	1,214,447

Building Materials — 4.0%
Trane Technologies PLC	2,800	1,089,760

Commercial Services — 2.6%
Quanta Services, Inc.	1,650	696,399

Computers — 8.2%
Apple, Inc.	3,952	1,074,391
Crowdstrike Holdings, Inc., Class A(a)	1,000	468,760
International Business Machines Corp.	2,350	696,093
Total Computers		2,239,244

Diversified Financial Services — 2.4%
LPL Financial Holdings, Inc.	1,850	660,765

Electronics — 1.6%
Amphenol Corp., Class A	3,300	445,962

Entertainment — 3.1%
TKO Group Holdings, Inc.(b)	4,104	857,736

Healthcare — Products — 1.3%
Stryker Corp.	1,000	351,470

Internet — 16.5%
Alphabet, Inc., Class C	7,074	2,219,821
Amazon.com, Inc.(a)	3,500	807,870
Meta Platforms, Inc., Class A	1,100	726,099
Netflix, Inc.(a)	8,000	750,080
Total Internet		4,503,870

Machinery — Construction & Mining — 4.3%
GE Vernova, Inc.	1,776	1,160,740

Media — 1.3%
Walt Disney Co. (The)	3,000	341,310

Miscellaneous Manufacturing — 2.0%
Axon Enterprise, Inc.(a)	977	554,868

Pharmaceuticals — 7.2%
Eli Lilly & Co.	1,825	1,961,291

Retail — 3.3%
Walmart, Inc.	8,000	891,280
Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — 14.5%
Broadcom, Inc.	5,250	$1,817,025
NVIDIA Corp.	11,444	2,134,306
Total Semiconductors		3,951,331

Software — 11.4%
Genius Sports Ltd. (United Kingdom)(a)	65,823	725,369
Microsoft Corp.	2,803	1,355,587
Oracle Corp.	3,900	760,149
SoundHound AI, Inc., Class A(a)(b)	26,000	259,220
Total Software		3,100,325

Venture Capital — 1.7%
Blackstone, Inc.	3,000	462,420
Total Common Stocks (Cost $16,851,128)		25,583,913

EXCHANGE TRADED FUNDS — 4.6%

Commodity Fund — 3.6%
iShares Gold Trust(a)	12,127	984,348

Equity Fund — 1.0%
iShares Bitcoin Trust ETF(a)	5,538	274,962
Total Exchange Traded Funds (Cost $892,026)		1,259,310

MONEY MARKET FUNDS — 2.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(c)	447,694	447,694
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(c)(d)	261,170	261,170
Total Money Market Funds (Cost $708,864)		708,864

Total Investments — 101.1% (Cost $18,452,018)		27,552,087
Liabilities in Excess of Other Assets — (1.1%)		(287,119)
Net Assets — 100.0%		$27,264,968

PLC — Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,094,425; the aggregate market value of the collateral held by the fund is $1,139,786. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $878,616.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,583,913	$—	$—	$25,583,913
Exchange Traded Funds	1,259,310	—	—	1,259,310
Money Market Funds	708,864	—	—	708,864
Total	$27,552,087	$—	$—	$27,552,087

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.0%
Banks	4.5
Building Materials	4.0
Commercial Services	2.6
Commodity Fund	3.6
Computers	8.2
Diversified Financial Services	2.4
Electronics	1.6
Entertainment	3.1
Equity Fund	1.0
Healthcare — Products	1.3
Internet	16.5
Machinery — Construction & Mining	4.3
Media	1.3
Miscellaneous Manufacturing	2.0
Pharmaceuticals	7.2
Retail	3.3
Semiconductors	14.5
Software	11.4
Venture Capital	1.7
Money Market Funds	2.6
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.2%

Commercial Services — 2.9%
Target Hospitality Corp.(a)	11,820	$94,678

Entertainment — 3.8%
Monarch Casino & Resort, Inc.	1,317	126,037

Internet — 20.7%
Airbnb, Inc., Class A(a)	587	79,668
Booking Holdings, Inc.	15	80,330
Expedia Group, Inc.	703	199,167
Travelzoo(a)(b)	12,350	87,932
Trip.com Group Ltd. (China)(c)	2,294	164,961
TripAdvisor, Inc.(a)	5,464	79,556
Total Internet		691,614

Leisure Time — 17.9%
Carnival Corp.(a)	5,149	157,251
Norwegian Cruise Line Holdings Ltd.(a)	6,626	147,892
Royal Caribbean Cruises Ltd.	482	134,439
Viking Holdings Ltd.(a)	2,213	158,030
Total Leisure Time		597,612

Lodging — 24.5%
Atour Lifestyle Holdings Ltd. (China)(c)	2,865	112,881
Boyd Gaming Corp.	1,214	103,481
H World Group Ltd. (China)(c)	3,073	144,585
Hilton Worldwide Holdings, Inc.	566	162,584
Marriott International, Inc., Class A	560	173,734
Travel + Leisure Co.	1,687	118,984
Total Lodging		816,249

REITS — 26.4%
Apple Hospitality REIT, Inc.	10,473	124,105
DiamondRock Hospitality Co.	12,371	110,844
Gaming and Leisure Properties, Inc.	3,298	147,388
Host Hotels & Resorts, Inc.	9,317	165,190
Pebblebrook Hotel Trust	7,455	84,391
VICI Properties, Inc.	4,670	131,320
Xenia Hotels & Resorts, Inc.	8,333	117,829
Total REITS		881,067
Total Common Stocks (Cost $2,985,971)		3,207,257
Investments	Shares	Value
MONEY MARKET FUND — 4.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(d) (Cost $141,111)	141,111	$141,111

Total Investments — 100.4% (Cost $3,127,082)		3,348,368
Liabilities in Excess of Other Assets — (0.4%)		(12,904)
Net Assets — 100.0%		$3,335,464

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $48,252; the aggregate market value of the collateral held by the fund is $50,649. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $50,649.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,207,257	$—	$—	$3,207,257
Money Market Fund	141,111	—	—	141,111
Total	$3,348,368	$—	$—	$3,348,368

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	2.9%
Entertainment	3.8
Internet	20.7
Leisure Time	17.9
Lodging	24.5
REITS	26.4
Money Market Fund	4.2
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.6%

Building Materials — 14.9%
Carrier Global Corp.	335	$17,701
Johnson Controls International PLC	1,418	169,805
Lennox International, Inc.	39	18,938
Modine Manufacturing Co.(a)	667	89,051
SPX Technologies, Inc.(a)	899	179,854
Trane Technologies PLC	443	172,416
Total Building Materials		647,765

Commercial Services — 9.0%
API Group Corp.(a)	4,944	189,157
Willdan Group, Inc.(a)	1,953	202,448
Total Commercial Services		391,605

Electric — 3.5%
AES Corp. (The)	10,495	150,498

Electrical Components & Equipment — 11.4%
AMETEK, Inc.	895	183,752
Eaton Corp. PLC	319	101,605
Graham Corp.(a)	3,238	207,977
Total Electrical Components & Equipment		493,334

Electronics — 16.4%
Amphenol Corp., Class A	2,907	392,852
Celestica, Inc. (Canada)(a)	532	157,265
Hubbell, Inc.	358	158,991
Total Electronics		709,108

Engineering & Construction — 9.5%
Comfort Systems USA, Inc.	443	413,447

Environmental Control — 4.7%
Veralto Corp.	2,056	205,148

Machinery — Construction & Mining — 10.2%
Bloom Energy Corp., Class A(a)	1,184	102,878
GE Vernova, Inc.	106	69,278
Vertiv Holdings Co., Class A	1,677	271,691
Total Machinery — Construction & Mining		443,847

Machinery — Diversified — 9.6%
Gates Industrial Corp. PLC(a)	4,664	100,136
Rockwell Automation, Inc.	440	171,191
Xylem, Inc.	1,070	145,713
Total Machinery — Diversified		417,040
Investments	Shares	Value
COMMON STOCKS (continued)

Miscellaneous Manufacturing — 5.4%
Parker-Hannifin Corp.	265	$232,924

REITS — 2.3%
Digital Realty Trust, Inc.	643	99,479

Retail — 2.7%
Ferguson Enterprises, Inc.	527	117,326
Total Common Stocks (Cost $3,949,340)		4,321,521

MONEY MARKET FUND — 1.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.65%(b) (Cost $42,559)	42,559	42,559

Total Investments — 100.6% (Cost $3,991,899)		4,364,080
Liabilities in Excess of Other Assets — (0.6%)		(27,300)
Net Assets — 100.0%		$4,336,780

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,321,521	$—	$—	$4,321,521
Money Market Fund	42,559	—	—	42,559
Total	$4,364,080	$—	$—	$4,364,080

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Building Materials	14.9%
Commercial Services	9.0
Electric	3.5
Electrical Components & Equipment	11.4
Electronics	16.4
Engineering & Construction	9.5
Environmental Control	4.7
Machinery — Construction & Mining	10.2
Machinery — Diversified	9.6
Miscellaneous Manufacturing	5.4
REITS	2.3
Retail	2.7
Money Market Fund	1.0
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.1%

Advertising — 1.0%
Stagwell, Inc.(a)(b)	97,700	$477,753

Aerospace/Defense — 1.0%
Lockheed Martin Corp.	1,000	483,670

Apparel — 2.9%
Crocs, Inc.(b)	5,600	478,912
On Holding AG, Class A (Switzerland)(b)	10,200	474,096
Tapestry, Inc.	3,750	479,137
Total Apparel		1,432,145

Auto Parts & Equipment — 2.0%
Allison Transmission Holdings, Inc.	4,875	477,263
Gentex Corp.	20,686	481,363
Total Auto Parts & Equipment		958,626

Banks — 3.0%
First Citizens BancShares, Inc., Class A	223	478,598
JPMorgan Chase & Co.	1,490	480,108
Wells Fargo & Co.	5,181	482,869
Total Banks		1,441,575

Biotechnology — 1.0%
Emergent BioSolutions, Inc.(b)	39,900	493,164

Building Materials — 1.0%
Carlisle Cos., Inc.(a)	1,500	479,790

Commercial Services — 6.9%
Kforce, Inc.	15,360	474,931
Legalzoom.com, Inc.(b)	48,200	478,626
Moody’s Corp.	940	480,199
Morningstar, Inc.	2,220	482,428
S&P Global, Inc.	900	470,331
United Rentals, Inc.	574	464,550
Verisk Analytics, Inc.	2,115	473,104
Total Commercial Services		3,324,169

Computers — 4.0%
Amdocs Ltd.	6,116	492,399
Apple, Inc.	1,763	479,289
Fortinet, Inc.(b)	6,000	476,460
KBR, Inc.	12,000	482,400
Total Computers		1,930,548
Investments	Shares	Value
COMMON STOCKS (continued)

Distribution/Wholesale — 1.0%
Pool Corp.	2,093	$478,774

Diversified Financial Services — 4.0%
Encore Capital Group, Inc.(b)	8,750	475,563
Mastercard, Inc., Class A	850	485,248
SEI Investments Co.	5,871	481,539
Synchrony Financial	5,760	480,557
Total Diversified Financial Services		1,922,907

Electronics — 3.0%
CTS Corp.	11,400	488,718
Honeywell International, Inc.	2,450	477,970
Vontier Corp.	13,155	489,103
Total Electronics		1,455,791

Entertainment — 2.9%
Churchill Downs, Inc.	4,180	475,600
Monarch Casino & Resort, Inc.	4,768	456,298
TKO Group Holdings, Inc.(a)	2,250	470,250
Total Entertainment		1,402,148

Environmental Control — 0.9%
Tetra Tech, Inc.	13,856	464,730

Healthcare — Products — 1.0%
Danaher Corp.	2,150	492,178

Healthcare — Services — 5.0%
DaVita, Inc.(a)(b)	4,270	485,115
Elevance Health, Inc.	1,400	490,770
HCA Healthcare, Inc.	1,022	477,131
Option Care Health, Inc.(a)(b)	15,100	481,086
Universal Health Services, Inc., Class B	2,150	468,743
Total Healthcare — Services		2,402,845

Home Builders — 2.9%
DR Horton, Inc.	3,336	480,484
PulteGroup, Inc.	3,972	465,757
Toll Brothers, Inc.	3,560	481,383
Total Home Builders		1,427,624

Insurance — 3.9%
Essent Group Ltd.	7,316	475,613
Hartford Insurance Group, Inc. (The)	3,397	468,107
MGIC Investment Corp.	16,456	480,844
RenaissanceRe Holdings Ltd. (Bermuda)	1,709	480,503
Total Insurance		1,905,067

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 7.0%
Airbnb, Inc., Class A(b)	3,550	$481,806
Alphabet, Inc., Class C	1,536	481,997
Booking Holdings, Inc.	89	476,624
Expedia Group, Inc.	1,700	481,627
GoDaddy, Inc., Class A(b)	3,800	471,504
Grindr, Inc. (Singapore)(a)(b)	36,200	490,148
Match Group, Inc.	15,100	487,579
Total Internet		3,371,285

Lodging — 2.0%
Hilton Worldwide Holdings, Inc.	1,658	476,261
Wyndham Hotels & Resorts, Inc.(a)	6,406	484,037
Total Lodging		960,298

Machinery — Construction & Mining — 1.0%
Caterpillar, Inc.	841	481,784

Machinery — Diversified — 4.0%
Albany International Corp., Class A	9,400	476,580
CSW Industrials, Inc.(a)	1,600	469,648
Flowserve Corp.	6,900	478,722
Toro Co. (The)	6,318	497,353
Total Machinery — Diversified		1,922,303

Miscellaneous Manufacturing — 4.0%
A.O. Smith Corp.(a)	7,138	477,389
Illinois Tool Works, Inc.	1,941	478,068
Parker-Hannifin Corp.	556	488,702
Textron, Inc.	5,700	496,869
Total Miscellaneous Manufacturing		1,941,028

Oil & Gas — 5.0%
ConocoPhillips	5,185	485,368
Devon Energy Corp.	13,181	482,820
Exxon Mobil Corp.	4,138	497,967
Valaris Ltd.(b)	9,540	480,816
Valero Energy Corp.	2,960	481,858
Total Oil & Gas		2,428,829

Oil & Gas Services — 1.0%
TechnipFMC PLC (United Kingdom)	10,551	470,153
Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals — 3.0%
Dexcom, Inc.(b)	7,240	$480,519
Harmony Biosciences Holdings, Inc.(b)	13,300	497,686
McKesson Corp.	570	467,565
Total Pharmaceuticals		1,445,770

Retail — 6.9%
CarMax, Inc.(b)	12,400	479,136
Chipotle Mexican Grill, Inc.(b)	13,000	481,000
Domino’s Pizza, Inc.	1,150	479,343
McDonald’s Corp.	1,540	470,670
Murphy USA, Inc.	1,201	484,628
O’Reilly Automotive, Inc.(b)	5,300	483,413
Yum! Brands, Inc.	3,204	484,701
Total Retail		3,362,891

Semiconductors — 6.9%
Applied Materials, Inc.	1,862	478,515
KLA Corp.	386	469,021
Lam Research Corp.	2,763	472,970
Monolithic Power Systems, Inc.	520	471,307
NVIDIA Corp.	2,598	484,527
ON Semiconductor Corp.(b)	8,900	481,935
QUALCOMM, Inc.	2,789	477,059
Total Semiconductors		3,335,334

Software — 7.9%
Adobe, Inc.(b)	1,400	489,986
Autodesk, Inc.(b)	1,550	458,816
Broadridge Financial Solutions, Inc.	2,152	480,262
Cadence Design Systems, Inc.(b)	1,500	468,870
Dropbox, Inc., Class A(b)	17,500	486,500
Microsoft Corp.	984	475,882
MSCI, Inc.	830	476,196
Salesforce, Inc.	1,830	484,785
Total Software		3,821,297

Telecommunications — 1.0%
Iridium Communications, Inc.	28,296	491,784

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Transportation — 2.0%
Expeditors International of Washington, Inc.	3,240	$482,793
Old Dominion Freight Line, Inc.	3,038	476,358
Total Transportation		959,151
Total Common Stocks (Cost $45,924,479)		47,965,411

Total Investments — 99.1% (Cost $45,924,479)		47,965,411
Other Assets in Excess of Liabilities — 0.9%		412,390
Net Assets — 100.0%		$48,377,801

PLC — Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,224,632; the aggregate market value of the collateral held by the fund is $4,366,188. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,366,188.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,965,411	$—	$—	$47,965,411

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.0%
Aerospace/Defense	1.0
Apparel	2.9
Auto Parts & Equipment	2.0
Banks	3.0
Biotechnology	1.0
Building Materials	1.0
Commercial Services	6.9
Computers	4.0
Distribution/Wholesale	1.0
Diversified Financial Services	4.0
Electronics	3.0
Entertainment	2.9
Environmental Control	0.9
Healthcare — Products	1.0
Healthcare — Services	5.0
Home Builders	2.9
Insurance	3.9
Internet	7.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Lodging	2.0%
Machinery — Construction & Mining	1.0
Machinery — Diversified	4.0
Miscellaneous Manufacturing	4.0
Oil & Gas	5.0
Oil & Gas Services	1.0
Pharmaceuticals	3.0
Retail	6.9
Semiconductors	6.9
Software	7.9
Telecommunications	1.0
Transportation	2.0
Total Investments	99.1
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 0.0%**

Equity Fund — 0.0%**
AdvisorShares Pure US Cannabis ETF†(a) (Cost $367)	100	$471

MONEY MARKET FUND — 1.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(b) (Cost $821,454)	821,454	821,454

Total Investments — 1.7% (Cost $821,821)		821,925
Other Assets in Excess of Liabilities — 98.3%		48,070,663
Net Assets — 100.0%		$48,892,588

OBFR — Overnight Bank Funding Rate

**	Less than 0.05%.
†	Affiliated Company.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$471	$—	$—	$471
Money Market Fund	821,454	—	—	821,454
Total	$821,925	$—	$—	$821,925

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$—	$(4,953,918)	$—	$(4,953,918)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of Net Assets
Equity Fund	0.0	%**
Money Market Fund	1.7
Total Investments	1.7
Other Assets in Excess of Liabilities	98.3
Net Assets	100.0%

**	Less than 0.05%.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2025	Value at 12/31/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$—	$368	$—	$—	$103	100	$471	$—

Total return swap contracts outstanding as of December 31, 2025:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	OBFR + 4.00%	Monthly	7/11/2026	$37,394,145	$32,568,000	$(4,826,145)
AdvisorShares Pure US Cannabis ETF	OBFR + 2.00%	Monthly	9/22/2026	55,151,595	55,071,313	(80,282)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	11/20/2026	9,523,514	9,476,023	(47,491)
Net Unrealized Depreciation						$(4,953,918)

Clear Street, Marex Capital Markets Inc and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2025, cash in the amount of $47,904,048 has been segregated as collateral from the broker for swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.0%

Biotechnology — 50.4%
Alto Neuroscience, Inc.(a)	44,077	$784,571
Atai Beckley NV (Germany)(a)	548,603	2,243,786
Bright Minds Biosciences, Inc. (Canada)(a)	9,944	776,030
Clearmind Medicine, Inc. (Canada)(a)	6,632	12,004
Cybin, Inc. (Canada)(a)(b)	98,058	802,115
Enveric Biosciences, Inc.(a)(b)	16,974	61,616
GH Research PLC (Ireland)(a)(b)	67,112	852,322
Incannex Healthcare, Inc.(a)	663,727	237,614
Mind Medicine MindMed, Inc.(a)	102,838	1,377,001
Neuphoria Therapeutics, Inc.(a)(b)	134,194	520,673
NRX Therapeutics, Inc.(a)(b)	328,004	888,891
Pasithea Therapeutics Corp.(a)	304,721	393,090
Sage Therapeutics, Inc.(a)	89,780	0
Silo Pharma, Inc.(a)	599,507	203,832
Vistagen Therapeutics, Inc.(a)	250,188	165,599
Total Biotechnology		9,319,144

Healthcare — Services — 2.8%
Neuronetics, Inc.(a)(b)	270,916	373,864
Numinus Wellness, Inc. (Canada)(a)	4,839,107	145,173
Total Healthcare — Services		519,037

Pharmaceuticals — 42.8%
AbbVie, Inc.	2,943	672,446
Alkermes PLC(a)	30,580	855,628
Compass Pathways PLC (United Kingdom)(a)(b)(c)	230,910	1,593,279
Johnson & Johnson	3,056	632,439
Neurocrine Biosciences, Inc.(a)	5,901	836,939
Quantum BioPharma Ltd. (Canada)(a)	46,617	0
Quantum BioPharma Ltd., Class B (Canada)(a)(b)	49,633	362,321
Relmada Therapeutics, Inc.(a)	319,510	1,543,233
Supernus Pharmaceuticals, Inc.(a)	28,394	1,411,182
Unbuzzd Wellness, Inc. (Canada)(a)	263,236	0
Total Pharmaceuticals		7,907,467
Total Common Stocks (Cost $15,370,890)		17,745,648
Investments	Shares	Value
MONEY MARKET FUNDS — 21.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(d)	755,900	$755,900
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(d)(e)	3,283,430	3,283,430
Total Money Market Funds (Cost $4,039,330)		4,039,330

Total Investments — 117.9% (Cost $19,410,220)		21,784,978
Liabilities in Excess of Other Assets — (17.9%)		(3,306,241)
Net Assets — 100.0%		$18,478,737

PLC — Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,191,547; the aggregate market value of the collateral held by the fund is $3,283,430.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,745,648	$—	$—	$17,745,648
Money Market Funds	4,039,330	—	—	4,039,330
Total	$21,784,978	$—	$—	$21,784,978

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	50.4%
Healthcare — Services	2.8
Pharmaceuticals	42.8
Money Market Funds	21.9
Total Investments	117.9
Liabilities in Excess of Other Assets	(17.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 53.6%

Agriculture — 18.9%
Village Farms International, Inc. (Canada)(a)	2,161,206	$7,888,402

Distributors — 9.1%
High Tide, Inc. (Canada)(a)(b)	1,436,300	3,806,195

Pharmaceuticals — 24.8%
Aurora Cannabis, Inc. (Canada)(a)(b)	185,270	781,839
Cannara Biotech, Inc. (Canada)(a)	215,750	273,868
Canopy Growth Corp. (Canada)(a)(b)	313,482	357,369
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	597,977	570,350
Charlottes Web Holdings, Inc.(a)(b)	2,284,556	824,990
Cronos Group, Inc. (Canada)(a)	575,660	1,513,986
Fluent Corp.(a)	6,194,547	310,347
IM Cannabis Corp. (Canada)(a)	102,120	141,947
Intercure Ltd. (Israel)(a)	105,944	96,409
Jazz Pharmaceuticals PLC(a)	4,400	748,000
Organigram Global, Inc. (Canada)(a)	1,024,159	1,720,587
PharmaCielo Ltd. (Canada)(a)	333,622	11,593
Rubicon Organics, Inc. (Canada)(a)	1,515,221	531,540
SNDL, Inc. (Canada)(a)	1,094,092	1,816,193
Tilray Brands, Inc. (Canada)(a)(b)	69,229	625,138
Total Pharmaceuticals		10,324,156

REITS — 0.8%
Chicago Atlantic Real Estate Finance, Inc.	25,533	313,035
Total Common Stocks (Cost $42,984,445)		22,331,788

EXCHANGE TRADED FUND — 46.0%

Equity Fund — 46.0%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $41,192,394)	4,060,451	19,165,329
Investments	Shares	Value
MONEY MARKET FUNDS — 4.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(c)	221,157	$221,157
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(c)(d)	1,520,446	1,520,446
Total Money Market Funds (Cost $1,741,603)		1,741,603

Total Investments — 103.8% (Cost $85,918,442)		43,238,720
Liabilities in Excess of Other Assets — (3.8%)		(1,565,036)
Net Assets — 100.0%		$41,673,684

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,799,047; the aggregate market value of the collateral held by the fund is $1,876,071. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $355,625.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,331,788	$—	$—	$22,331,788
Exchange Traded Fund	19,165,329	—	—	19,165,329
Money Market Funds	1,741,603	—	—	1,741,603
Total	$43,238,720	$—	$—	$43,238,720

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	18.9%
Distributors	9.1
Equity Fund	46.0
Pharmaceuticals	24.8
REITS	0.8
Money Market Funds	4.2
Total Investments	103.8
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2025	Value at 12/31/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$7,855,378	$4,239,710	$(1,324,497)	$642,932	$7,751,806	4,060,451	$19,165,329	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 13.3%

Agriculture — 1.5%
Village Farms International, Inc. (Canada)(a)	3,755,829	$13,708,776

Pharmaceuticals — 11.8%
Curaleaf Holdings, Inc.(a)	29,315,784	73,875,776
Fluent Corp.(a)	5,163,788	258,706
Hempfusion Wellness, Inc. (Canada)(a)(b)	2,388,103	0
SNDL, Inc. (Canada)(a)(c)	2,543,296	4,221,871
TerrAscend Corp. (Canada)†(a)	40,219,531	28,958,062
Total Pharmaceuticals		107,314,415
Total Common Stocks (Cost $182,579,410)		121,023,191

MONEY MARKET FUNDS — 12.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.65%(d)	114,489,344	114,489,344
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(d)(e)	2,275	2,275
Total Money Market Funds (Cost $114,491,619)		114,491,619

Total Investments — 25.7% (Cost $297,071,029)		235,514,810
Other Assets in Excess of Liabilities — 74.3%		683,062,455
Net Assets — 100.0%		$918,577,265

OBFR — Overnight Bank Funding Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,158; the aggregate market value of the collateral held by the fund is $2,275.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$121,023,191	$—	$—	*	$121,023,191
Money Market Funds	114,491,619	—	—		114,491,619
Swaps†	—	108,215,391	—		108,215,391
Total	$235,514,810	$108,215,391	$—	*	$343,730,201

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(10,840,255)	$—	$(10,840,255)

*	Less than $1
†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	1.5%
Pharmaceuticals	11.8
Money Market Funds	12.4
Total Investments	25.7
Other Assets in Excess of Liabilities	74.3
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Total return swap contracts outstanding as of December 31, 2025:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ascend Well	OBFR + 2.00%	Monthly	11/20/2026	$4,849,745	$4,842,682	$(7,063)
C21 Investments ORD	SOFR + 1.75%	Monthly	8/25/2026	375,306	385,000	9,694
C21 Investments ORD	OBFR + 2.00%	Monthly	8/25/2026	3,725,569	3,721,186	(4,383)
C21 Investments ORD	OBFR + 3.00%	Monthly	2/11/2026	848,361	962,500	114,139
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	541,592	1,684,375	1,142,783
Cannabist Company Holdings	OBFR + 4.00%	Monthly	9/02/2026	535,715	727,415	191,700
Cannabist Company Holdings	OBFR + 2.00%	Monthly	9/02/2026	2,161,526	2,157,755	(3,771)
Cannabist Company Holdings	SOFR + 1.75%	Monthly	9/02/2026	377,202	294,500	(82,702)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	5,934,797	12,177,000	6,242,203
Cresco Labs ORD	OBFR + 3.00%	Monthly	2/11/2026	2,732,045	4,920,000	2,187,955
Cresco Labs ORD	OBFR + 2.00%	Monthly	11/20/2026	35,494,877	35,442,060	(52,817)
Cresco Labs ORD	SOFR + 1.75%	Monthly	9/02/2026	8,004,062	7,589,100	(414,962)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	2,579,153	3,889,506	1,310,353
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	101,468,590	101,297,478	(171,112)
Curaleaf Holdings SUB VOT	OBFR + 3.00%	Monthly	2/11/2026	6,125,505	7,560,000	1,434,495
Curaleaf Holdings SUB VOT	OBFR + 4.00%	Monthly	11/20/2026	2,727,966	7,560,000	4,832,034
Curaleaf Holdings SUB VOT	SOFR + 1.75%	Monthly	11/20/2026	14,688,916	10,080,000	(4,608,916)
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	6,207,744	11,947,500	5,739,756
Glass House Brands	OBFR + 3.00%	Monthly	2/11/2026	2,680,220	4,425,000	1,744,780
Glass House Brands	OBFR + 2.00%	Monthly	11/20/2026	32,475,899	32,427,294	(48,605)
Glass House Brands	SOFR + 1.75%	Monthly	11/20/2026	6,749,218	6,637,500	(111,718)
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	4,528,704	7,301,250	2,772,546
Green Thumb Industries SUB VOT	SOFR + 1.75%	Monthly	9/02/2026	25,131,818	24,109,119	(1,022,699)
Green Thumb Industries SUB VOT	OBFR + 3.00%	Monthly	2/11/2026	5,713,052	8,036,373	2,323,321
Green Thumb Industries SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	139,170,136	138,970,949	(199,187)
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	1/18/2027	15,125,238	23,626,937	8,501,699
Grown Rogue International	OBFR + 2.00%	Monthly	11/20/2026	246,484	246,232	(252)
Grown Rogue International	OBFR + 4.00%	Monthly	1/18/2027	1,587,957	1,919,148	331,191
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	1/18/2027	1,980,295	4,838,400	2,858,105
Jushi Holdings CL B SUB VOT ORD	OBFR + 3.00%	Monthly	2/11/2026	5,333,585	7,560,000	2,226,415
Jushi Holdings CL B SUB VOT ORD	OBFR + 2.00%	Monthly	11/20/2026	5,820,620	5,812,841	(7,779)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.75%	Monthly	9/02/2026	3,824,407	3,307,500	(516,907)
Marimed ORD	OBFR + 2.00%	Monthly	11/20/2026	665,963	664,859	(1,104)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	990,089	753,750	(236,339)
Planet 13 Holdings ORD	OBFR + 3.00%	Monthly	2/11/2026	153,797	201,000	47,203
Planet 13 Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	3,321,199	3,315,696	(5,503)
Planet 13 Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	238,396	201,000	(37,396)
Terrascend ORD	SOFR + 1.75%	Monthly	11/20/2026	1,793,405	1,440,000	(353,405)
Terrascend ORD	OBFR + 2.00%	Monthly	11/20/2026	9,464,788	9,449,613	(15,175)
Terrascend ORD	OBFR + 3.00%	Monthly	2/11/2026	709,658	1,260,000	550,342
Terrascend ORD	OBFR + 4.00%	Monthly	1/18/2027	1,781,062	3,556,152	1,775,090
Trulieve Cannabis ORD	OBFR + 3.00%	Monthly	2/11/2026	55,526,795	84,727,500	29,200,705
Trulieve Cannabis ORD	SOFR + 1.75%	Monthly	9/02/2026	27,751,275	26,070,000	(1,681,275)
Trulieve Cannabis ORD	OBFR + 2.00%	Monthly	11/20/2026	67,200,101	67,200,101	(92,879)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	14,259,545	32,587,500	18,327,955
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	11,575,954	18,987,650	7,411,696

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Vapen Mj Ventures ORD	OBFR + 2.00%	Monthly	8/25/2026	$958,553	$956,889	$(1,664)
Verano Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	37,414,970	37,366,930	(48,040)
Verano Holdings ORD	OBFR + 4.00%	Monthly	11/20/2026	904,793	1,225,800	321,007
Verano Holdings ORD	OBFR + 4.00%	Monthly	12/20/2026	4,716,195	11,088,000	6,371,805
Verano Holdings ORD	OBFR + 4.00%	Monthly	11/20/2026	2,273,582	2,520,000	246,418
Verano Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	8,202,642	7,560,000	(642,642)
Vireo Health International ORD	OBFR + 2.00%	Monthly	11/20/2026	4,608,648	4,602,891	(5,757)
Net Unrealized Appreciation						$97,841,338

CF Secured, Clear Street, Marex Capital Markets Inc, National Bank of Canada and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2025, cash in the amount of $614,838,170 has been segregated as collateral from the broker for swap contracts.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2025	Value at 12/31/2025	Dividend Income
TerrAscend Corp.	$7,338,396	$12,837,912	$(835,106)	$215,385	$9,401,475	40,219,531	$28,958,062	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.0%

Commodity Fund — 19.6%
SPDR Gold Shares(a)	16,274	$6,449,549

Equity Fund — 78.4%
iShares U.S. Technology ETF(b)	31,917	6,373,187
State Street Communication Services Select Sector SPDR ETF	24,476	2,881,315
State Street Consumer Discretionary Select Sector SPDR ETF(b)	36,818	4,396,437
State Street Industrial Select Sector SPDR ETF(b)	35,986	5,582,148
State Street Technology Select Sector SPDR ETF(b)	45,472	6,546,604
Total Equity Fund		25,779,691
Total Exchange Traded Funds (Cost $25,307,426)		32,229,240

MONEY MARKET FUNDS — 5.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(c)(d)	845,965	845,965
Fidelity Investments Money Market Government Portfolio — Class I, 3.67%(c)	1,010,810	1,010,810
Total Money Market Funds (Cost $1,856,775)		1,856,775

Total Investments — 103.6% (Cost $27,164,201)		34,086,015
Liabilities in Excess of Other Assets — (3.6%)		(1,183,885)
Net Assets — 100.0%		$32,902,130

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $15,594,143; the aggregate market value of the collateral held by the fund is $16,058,231. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $15,212,266.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,229,240	$—	$—	$32,229,240
Money Market Funds	1,856,775	—	—	1,856,775
Total	$34,086,015	$—	$—	$34,086,015

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	19.6%
Equity Fund	78.4
Money Market Funds	5.6
Total Investments	103.6
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 75.3%
Fidelity Institutional Money Market Government Portfolio — Class III, 3.42%(a) (Cost $41,001,202)	41,001,202	$41,001,202
Total Investments Before Securities Sold, Not Yet Purchased (Cost $41,001,202)		41,001,202

Securities Sold, Not Yet Purchased — (92.0)%(b)

COMMON STOCKS — (92.0)%

Apparel — (1.6)%
Crocs, Inc.(c)	(10,000)	(855,200)

Banks — (13.1)%
Bank OZK	(45,000)	(2,070,900)
Banner Corp.	(12,000)	(751,920)
Commerce Bancshares, Inc.	(21,000)	(1,099,140)
Peapack-Gladstone Financial Corp.	(35,000)	(974,750)
PNC Financial Services Group, Inc. (The)	(3,000)	(626,190)
Western Alliance Bancorp	(12,000)	(1,008,840)
Zions Bancorp NA	(10,000)	(585,400)
Total Banks		(7,117,140)

Beverages — (3.4)%
Constellation Brands, Inc., Class A	(7,000)	(965,720)
Diageo PLC (United Kingdom)(d)	(10,000)	(862,700)
Total Beverages		(1,828,420)

Commercial Services — (6.5)%
Adtalem Global Education, Inc.(c)	(3,000)	(310,410)
Avis Budget Group, Inc.(c)	(6,000)	(769,920)
Klarna Group PLC (United Kingdom)(c)	(20,000)	(578,200)
Paylocity Holding Corp.(c)	(4,500)	(686,250)
Strategic Education, Inc.	(15,000)	(1,203,000)
Total Commercial Services		(3,547,780)

Computers — (2.7)%
ExlService Holdings, Inc.(c)	(35,000)	(1,485,400)

Diversified Financial Services — (6.5)%
Blue Owl Capital, Inc.	(30,000)	(448,200)
Credit Acceptance Corp.(c)	(4,500)	(1,995,570)
Jefferies Financial Group, Inc.	(18,000)	(1,115,460)
Total Diversified Financial Services		(3,559,230)
Investments	Shares	Value
COMMON STOCKS (continued)

Entertainment — (3.4)%
Caesars Entertainment, Inc.(c)	(50,000)	$(1,169,500)
DraftKings, Inc., Class A(c)	(20,000)	(689,200)
Total Entertainment		(1,858,700)

Food — (1.5)%
Post Holdings, Inc.(c)	(8,000)	(792,400)

Hand/Machine Tools — (3.4)%
Stanley Black & Decker, Inc.	(25,000)	(1,857,000)

Home Furnishings — (1.3)%
Whirlpool Corp.	(10,000)	(721,400)

Internet — (9.6)%
CDW Corp.	(10,000)	(1,362,000)
Cogent Communications Holdings, Inc.	(20,000)	(431,200)
DoorDash, Inc., Class A(c)	(4,000)	(905,920)
IAC, Inc.(c)	(30,000)	(1,173,000)
Maplebear, Inc.(c)	(30,000)	(1,349,400)
Total Internet		(5,221,520)

Lodging — (2.0)%
MGM Resorts International(c)	(30,000)	(1,094,700)

Media — (1.4)%
Cable One, Inc.	(7,000)	(789,950)

Office/Business Equipment — (1.8)%
Zebra Technologies Corp., Class A(c)	(4,000)	(971,280)

Oil & Gas — (1.5)%
Occidental Petroleum Corp.	(20,000)	(822,400)

Packaging & Containers — (1.4)%
Smurfit WestRock PLC	(20,000)	(773,400)

Real Estate — (1.6)%
CoStar Group, Inc.(c)	(13,000)	(874,120)

REITS — (7.8)%
Digital Realty Trust, Inc.	(8,000)	(1,237,680)
Equity Residential	(15,000)	(945,600)
Realty Income Corp.	(20,000)	(1,127,400)
UDR, Inc.	(25,000)	(917,000)
Total REITS		(4,227,680)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — (9.4)%
Asbury Automotive Group, Inc.(c)	(4,000)	$(930,120)
Carvana Co.(c)	(2,500)	(1,055,050)
Cava Group, Inc.(c)	(10,000)	(586,900)
Lithia Motors, Inc.	(3,000)	(996,990)
PC Connection, Inc.	(13,000)	(750,880)
Penske Automotive Group, Inc.	(5,000)	(791,450)
Total Retail		(5,111,390)

Semiconductors — (1.7)%
NVIDIA Corp.	(5,000)	(932,500)

Software — (8.9)%
Alkami Technology, Inc.(c)	(60,000)	(1,384,200)
Atlassian Corp., Class A(c)	(5,000)	(810,700)
Dynatrace, Inc.(c)	(23,000)	(996,820)
nCino, Inc.(c)	(30,000)	(769,200)
Paychex, Inc.	(8,000)	(897,440)
Total Software		(4,858,360)

Telecommunications — (1.5)%
T-Mobile US, Inc.	(4,000)	(812,160)
Total Common Stocks (Cost $(48,668,069))		(50,112,130)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(48,668,069)]		(50,112,130)

Total Investments — (16.7)% (Cost $(7,666,867))		(9,110,928)
Other Assets in Excess of Liabilities — 116.7%		63,583,712
Net Assets — 100.0%		$54,472,784

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of December 31, 2025.
(b)	As of December 31, 2025 cash in the amount of $61,243,801 has been segregated as collateral from the broker for securities sold short.
(c)	Non-income producing security.
(d)	American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$41,001,202	$—	$—	$41,001,202

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(50,112,130)	$—	$—	$(50,112,130)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	(1.6)%
Banks	(13.1)
Beverages	(3.4)
Commercial Services	(6.5)
Computers	(2.7)
Diversified Financial Services	(6.5)
Entertainment	(3.4)
Food	(1.5)
Hand/Machine Tools	(3.4)
Home Furnishings	(1.3)
Internet	(9.6)
Lodging	(2.0)
Media	(1.4)
Office/Business Equipment	(1.8)
Oil & Gas	(1.5)
Packaging & Containers	(1.4)
Real Estate	(1.6)
REITS	(7.8)
Retail	(9.4)
Semiconductors	(1.7)
Software	(8.9)
Telecommunications	(1.5)
Money Market Fund	75.3
Total Investments	(16.7)
Other Assets in Excess of Liabilities	116.7
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.2%

Food — 11.1%
Nathan’s Famous, Inc.	1,924	$180,028
US Foods Holding Corp.(a)	1,837	138,363
Total Food		318,391

Food Service — 2.8%
Aramark	2,195	80,908

Internet — 7.0%
DoorDash, Inc., Class A(a)	414	93,763
Serve Robotics, Inc.(a)(b)	10,082	104,651
Total Internet		198,414

Retail — 76.3%
BJ’s Restaurants, Inc.(a)	1,832	72,181
Brinker International, Inc.(a)	1,439	206,525
Casey’s General Stores, Inc.	366	202,292
Cheesecake Factory, Inc. (The)(b)	2,761	139,375
Chipotle Mexican Grill, Inc.(a)	1,954	72,298
Darden Restaurants, Inc.	722	132,863
Dine Brands Global, Inc.	3,758	120,782
Domino’s Pizza, Inc.	318	132,549
Dutch Bros, Inc., Class A(a)	3,164	193,700
El Pollo Loco Holdings, Inc.(a)	16,077	168,165
First Watch Restaurant Group, Inc.(a)	7,516	113,341
Red Robin Gourmet Burgers, Inc.(a)	29,146	118,041
Restaurant Brands International, Inc. (Canada)	1,900	129,637
Texas Roadhouse, Inc.	307	50,962
Wingstop, Inc.	233	55,568
Yum China Holdings, Inc. (China)	2,789	133,147
Yum! Brands, Inc.	938	141,901
Total Retail		2,183,327
Total Common Stocks (Cost $2,777,921)		2,781,040
Investments	Shares	Value
MONEY MARKET FUNDS — 8.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(c)	100,145	$100,145
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(c)(d)	138,301	138,301
Total Money Market Funds (Cost $238,446)		238,446

Total Investments — 105.5% (Cost $3,016,367)		3,019,486
Liabilities in Excess of Other Assets — (5.5%)		(158,247)
Net Assets — 100.0%		$2,861,239

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $239,103; the aggregate market value of the collateral held by the fund is $241,808. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $103,507.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,781,040	$—	$—	$2,781,040
Money Market Funds	238,446	—	—	238,446
Total	$3,019,486	$—	$—	$3,019,486

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Food	11.1%
Food Service	2.8
Internet	7.0
Retail	76.3
Money Market Funds	8.3
Total Investments	105.5
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.9%

Commodity Fund — 2.4%
iShares Gold Trust(a)(b)	22,467	$1,823,646

Debt Fund — 26.0%
iShares Core Universal USD Bond ETF(a)(c)	274,401	12,770,623
iShares MBS ETF	31,670	3,015,617
iShares U.S. Treasury Bond ETF	169,645	3,906,076
Total Debt Fund		19,692,316

Equity Fund — 70.5%
iShares MSCI EAFE ETF	82,333	7,906,438
iShares MSCI Emerging Markets ETF(a)	70,925	3,880,307
iShares Russell Mid-Cap Growth ETF(a)	25,192	3,449,793
iShares U.S. Equity Factor Rotation Active ETF(a)	107,183	6,517,798
SPDR S&P 500 ETF Trust(c)	46,309	31,579,033
Total Equity Fund		53,333,369
Total Exchange Traded Funds (Cost $57,695,665)		74,849,331

MONEY MARKET FUNDS — 16.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 3.65%(d)	889,254	889,254
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.71%(d)(e)	11,465,834	11,465,834
Total Money Market Funds (Cost $12,355,088)		12,355,088
	Notional Amount	Contracts	Value
PURCHASED PUT OPTION — 0.0%**
SPDR S&P 500 ETF Trust, expiring 03/20/26, Strike Price $545.00 (Cost $31,477)	$10,518,500	193	$26,924
Total Investments Before Written Options — 115.2% (Cost $70,082,230)			87,231,343

WRITTEN CALL OPTION — (0.0)%**
SPDR S&P 500 ETF Trust, expiring 01/16/26, Strike Price $708.00 [Premium Received $(22,896)]	$(19,540,800)	(276)	(5,382)

Total Investments — 115.2% (Cost $70,059,334)			87,225,961
Liabilities in Excess of Other Assets — (15.2%)			(11,504,922)
Net Assets — 100.0%			$75,721,039

**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $12,618,575; the aggregate market value of the collateral held by the fund is $12,959,711. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,493,877.
(b)	Non-income producing security.
(c)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,525,448 as of December 31, 2025.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$74,849,331	$—	$—	$74,849,331
Money Market Funds	12,355,088	—	—	12,355,088
Purchased Put Option	26,924	—	—	26,924
Total	$87,231,343	$—	$—	$87,231,343

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(5,382)	$—	$—	$(5,382)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	2.4%
Debt Fund	26.0
Equity Fund	70.5
Purchased Put Option	0.0 **
Written Call Option	(0.0)**
Money Market Funds	16.3
Total Investments	115.2
Liabilities in Excess of Other Assets	(15.2)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

December 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%

Agriculture — 24.5%
Altria Group, Inc.	3,496	$201,579
British American Tobacco PLC (United Kingdom)(a)	5,725	324,150
Imperial Brands PLC (United Kingdom)(a)	4,698	197,363
Philip Morris International, Inc.	2,026	324,970
Turning Point Brands, Inc.	3,200	346,880
Universal Corp.	6,106	322,092
Total Agriculture		1,717,034

Auto Manufacturers — 4.5%
Ferrari NV (Italy)(b)	857	316,713

Beverages — 15.0%
MGP Ingredients, Inc.	13,500	328,050
Monster Beverage Corp.(c)	5,000	383,350
Vita Coco Co., Inc. (The)(c)	6,400	339,264
Total Beverages		1,050,664

Energy — Alternate Sources — 6.0%
Alto Ingredients, Inc.(c)	147,000	423,360

Entertainment — 9.1%
Accel Entertainment, Inc.(c)	28,806	328,676
Monarch Casino & Resort, Inc.	3,264	312,365
Total Entertainment		641,041

Internet — 7.1%
Bilibili, Inc. (China)(a)(b)(c)	14,018	344,703
Gambling.com Group Ltd. (Malta)(b)(c)	27,581	150,592
Total Internet		495,295

Lodging — 9.2%
Boyd Gaming Corp.	3,883	330,987
Melco Resorts & Entertainment Ltd. (Hong Kong)(a)(c)	41,433	313,648
Total Lodging		644,635

REITS — 4.8%
VICI Properties, Inc.	11,929	335,443

Retail — 4.7%
El Pollo Loco Holdings, Inc.(c)	31,288	327,273

Semiconductors — 5.6%
NVIDIA Corp.	2,100	391,650
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 9.3%
GDEV, Inc. (Cyprus)	13,238	$225,443
NetEase, Inc. (China)(a)	2,347	322,994
Sharplink Gaming, Inc.(c)	11,733	104,893
Total Software		653,330
Total Common Stocks (Cost $6,684,701)		6,996,438

MONEY MARKET FUNDS — 6.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.62%(d)	15,917	15,917
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(d)(e)	464,318	464,318
Total Money Market Funds (Cost $480,235)		480,235

Total Investments — 106.6% (Cost $7,164,936)		7,476,673
Liabilities in Excess of Other Assets — (6.6%)		(463,689)
Net Assets — 100.0%		$7,012,984

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $760,899; the aggregate market value of the collateral held by the fund is $780,539. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $316,221.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,996,438	$—	$—	$6,996,438
Money Market Funds	480,235	—	—	480,235
Total	$7,476,673	$—	$—	$7,476,673

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	24.5%
Auto Manufacturers	4.5
Beverages	15.0
Energy — Alternate Sources	6.0
Entertainment	9.1
Internet	7.1
Lodging	9.2
REITS	4.8
Retail	4.7
Semiconductors	5.6
Software	9.3
Money Market Funds	6.8
Total Investments	106.6
Liabilities in Excess of Other Assets	(6.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
ASSETS
Investments, at Cost	$40,084,341	$84,262,463	$131,507,092	$8,507,079
Total Cost of Investments	40,084,341	84,262,463	131,507,092	8,507,079
Investments, at Market Value (including securities on loan) (Note 2)(a)	50,675,639	87,566,085	146,548,895	8,507,079
Total Market Value of Investments	50,675,639	87,566,085	146,548,895	8,507,079
Cash	1,014	—	—	15,355,754
Dividends and Interest Receivable	43,441	14,097	8,745	79,804
Reclaim Receivable	27,087	—	—	—
Prepaid Expenses	4,611	2,274	2,921	730
Total Assets	50,751,792	87,582,456	146,560,561	23,943,367
LIABILITIES
Cash collateral for securities on loan(b)	3,883,855	3,402,035	30,044,339	—
Advisory Fees Payable	31,228	53,872	75,726	3,667
Accounting & Administration Fees Payable	19,537	19,997	20,220	19,578
Audit & Tax Fees Payable	9,968	9,486	9,486	9,257
Trustee Fees Payable	1,994	2,289	2,250	2,176
Securities Sold, Not Yet Purchased(c)	—	—	—	12,374,490
Custody Fees Payable	3,439	5,877	5,971	2,549
Legal Fees Payable	—	1,075	461	—
Exchange Listing Fees Payable	117	117	917	917
Reports to Shareholders Fees Payable	—	—	548	—
CCO Fees Payable	449	1,249	1,709	234
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	29,332
Accrued Expenses	3,723	13,616	13,834	982
Total Liabilities	3,954,310	3,509,613	30,175,461	12,443,182
NET ASSETS	$46,797,482	$84,072,843	$116,385,100	$11,500,185
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$86,356,889	$95,192,287	$100,679,638	$103,347,651
Total Distributable Earnings/Accumulated (Loss)	(39,559,407)	(11,119,444)	15,705,462	(91,847,466)
NET ASSETS	$46,797,482	$84,072,843	$116,385,100	$11,500,185
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	545,000	1,905,000	2,145,000	1,780,000
Net Asset Value (NAV) Per Share	$85.87	$44.13	$54.26	$6.46

(a) Market value of securities on loan	$6,474,712	$11,355,614	$31,345,821	$—
(b) Non-cash collateral for securities on loan	$2,754,574	$8,305,202	$2,294,104	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$14,731,973

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares HVAC and Industrials ETF
ASSETS
Investments, at Cost	$156,780,820	$18,452,018	$3,127,082	$3,991,899
Total Cost of Investments	156,780,820	18,452,018	3,127,082	3,991,899
Investments, at Market Value (including securities on loan) (Note 2)(a)	179,287,263	27,552,087	3,348,368	4,364,080
Total Market Value of Investments	179,287,263	27,552,087	3,348,368	4,364,080
Dividends and Interest Receivable	80,536	7,010	8,840	2,530
Receivable from Securities Sold	1,367,895	—	—	—
Reclaim Receivable	—	3,365	—	—
Due from Investment Advisor	—	—	7,967	5,096
Prepaid Expenses	5,651	10,323	257	5,463
Total Assets	180,741,345	27,572,785	3,365,432	4,377,169
LIABILITIES
Cash collateral for securities on loan(b)	—	261,170	—	—
Advisory Fees Payable	80,343	6,696	—	—
Accounting & Administration Fees Payable	24,911	19,802	17,263	13,947
Audit & Tax Fees Payable	9,639	9,257	9,486	12,333
Trustee Fees Payable	2,195	2,353	2,175	1,935
Capital Shares Payable	1,373,396	—	—	—
Custody Fees Payable	7,055	1,853	483	1,606
Legal Fees Payable	240	—	—	—
Exchange Listing Fees Payable	2,385	4,185	85	5,077
Reports to Shareholders Fees Payable	—	884	257	1,541
CCO Fees Payable	2,798	410	79	748
Accrued Expenses	7,049	1,207	140	3,202
Total Liabilities	1,510,011	307,817	29,968	40,389
NET ASSETS	$179,231,334	$27,264,968	$3,335,464	$4,336,780
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$151,215,885	$27,817,605	$4,082,220	$4,076,326
Total Distributable Earnings/Accumulated (Loss)	28,015,449	(552,637)	(746,756)	260,454
NET ASSETS	$179,231,334	$27,264,968	$3,335,464	$4,336,780
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,610,000	1,065,000	100,000	140,000
Net Asset Value (NAV) Per Share	$68.67	$25.60	$33.35	$30.98

(a) Market value of securities on loan	$—	$1,094,425	$48,252	$—
(b) Non-cash collateral for securities on loan	$—	$878,616	$50,649	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	AdvisorShares Insider Advantage ETF	AdvisorShares MSOS Daily Leveraged ETF	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF
ASSETS
Investments, at Cost	$45,924,479	$821,454	$19,410,220	$44,726,048
Investments in Affiliates, at Cost (Note 8)	—	367	—	41,192,394
Total Cost of Investments	45,924,479	821,821	19,410,220	85,918,442
Investments, at Market Value (including securities on loan) (Note 2)(a)	47,965,411	821,454	21,784,979	24,073,391
Investments in Affiliates, at Market Value (Note 8)	—	471	—	19,165,329
Total Market Value of Investments	47,965,411	821,925	21,784,979	43,238,720
Cash	449,438	5,471,379	—	—
Cash collateral held at brokers	—	47,904,048	—	—
Dividends and Interest Receivable	29,969	90,207	8,956	16,362
Reclaim Receivable	691	—	—	—
Due from Investment Advisor	—	—	—	4,097
Prepaid CCO Fees	—	281	—	—
Prepaid Expenses	1,598	3,302	7,969	979
Total Assets	48,447,107	54,291,142	21,801,904	43,260,158
LIABILITIES
Unrealized Depreciation on Swaps Contracts	—	4,953,918	—	—
Cash collateral for securities on loan(b)	—	—	3,283,430	1,520,446
Advisory Fees Payable	25,324	24,487	—	—
Interest Payable on Swaps	—	378,001	—	—
Accounting & Administration Fees Payable	19,763	21,803	26,198	19,154
Audit & Tax Fees Payable	9,968	9,257	9,486	9,509
Trustee Fees Payable	2,270	2,318	2,080	2,251
Custody Fees Payable	4,179	1,664	1,024	935
Legal Fees Payable	758	—	—	156
Exchange Listing Fees Payable	2,786	1,285	—	2,385
Reports to Shareholders Fees Payable	—	3,801	—	22,271
CCO Fees Payable	816	—	12	229
Due to Custodian	—	—	—	7,039
Due to Custodian – Foreign Currency	—	—	—	3
Accrued Expenses	3,442	2,020	937	2,096
Total Liabilities	69,306	5,398,554	3,323,167	1,586,474
NET ASSETS	$48,377,801	$48,892,588	$18,478,737	$41,673,684
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$59,127,614	$180,881,126	$29,968,325	$308,846,592
Total Distributable Earnings/Accumulated (Loss)	(10,749,813)	(131,988,538)	(11,489,588)	(267,172,908)
NET ASSETS	$48,377,801	$48,892,588	$18,478,737	$41,673,684
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	380,000	11,038,475	1,069,976	12,665,000
Net Asset Value (NAV) Per Share	$127.31	$4.43	$17.27	$3.29

(a) Market value of securities on loan	$4,224,632	$—	$3,191,547	$1,799,047
(b) Non-cash collateral for securities on loan	$4,366,188	$—	$—	$355,625

(a)	Market value of securities on loan
(b)	Non-cash collateral for securities on loan

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF
ASSETS
Investments, at Cost	$238,675,239	$27,164,201	$41,001,202	$3,016,367
Investments in Affiliates, at Cost (Note 8)	58,395,790	—	—	—
Total Cost of Investments	297,071,029	27,164,201	41,001,202	3,016,367
Investments, at Market Value (including securities on loan) (Note 2)(a)	206,556,748	34,086,015	41,001,202	3,019,486
Investments in Affiliates, at Market Value (Note 8)	28,958,062	—	—	—
Total Market Value of Investments	235,514,810	34,086,015	41,001,202	3,019,486
Cash	—	—	2,770,046	—
Cash collateral held at brokers	614,838,169	—	61,243,801	—
Unrealized Appreciation on OTC Swap Contracts	108,215,390	—	—	—
Dividends and Interest Receivable	1,447,458	4,082	304,452	1,630
Due from Investment Advisor	—	—	—	7,429
Prepaid Expenses	18,497	1,360	1,357	443
Total Assets	960,034,324	34,091,457	105,320,858	3,028,988
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	10,374,053	—	—	—
Cash collateral for securities on loan(b)	2,275	845,965	—	138,301
Advisory Fees Payable	482,797	29,101	76,752	—
Interesst Payable on Swaps	1,738,208	—	—	—
Accounting & Administration Fees Payable	61,738	19,241	19,661	17,054
Audit & Tax Fees Payable	9,509	9,638	10,017	9,486
Trustee Fees Payable	3,790	2,175	2,542	2,161
Securities Sold, Not Yet Purchased(c)	—	—	50,112,130	—
Capital Shares Payable	—	—	564,460	—
Custody Fees Payable	21,734	2,795	4,995	182
Legal Fees Payable	22,827	—	3,031	—
Exchange Listing Fees Payable	670	2,385	3,085	285
Reports to Shareholders Fees Payable	36,234	—	7,227	—
CCO Fees Payable	874	379	617	64
Due to Custodian	27,992,631	—	—	—
Due to Broker	680,366	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	29,200	—
Accrued Expenses	29,353	277,648	14,357	216
Total Liabilities	41,457,059	1,189,327	50,848,074	167,749
NET ASSETS	$918,577,265	$32,902,130	$54,472,784	$2,861,239
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$2,803,790,492	$28,379,829	$469,677,826	$3,567,905
Total Distributable Earnings/Accumulated (Loss)	(1,885,213,227)	4,522,301	(415,205,042)	(706,666)
NET ASSETS	$918,577,265	$32,902,130	$54,472,784	$2,861,239
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	196,470,000	740,000	3,377,500	110,000
Net Asset Value (NAV) Per Share	$4.68	$44.46	$16.13	$26.01

(a) Market value of securities on loan	$2,158	$15,594,143	$—	$239,103
(b) Non-cash collateral for securities on loan	$—	$15,212,266	$—	$103,507
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$48,668,069	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$70,082,230	$7,164,936
Total Cost of Investments	70,082,230	7,164,936
Investments, at Market Value (including securities on loan) (Note 2)(a)	87,231,343	7,476,673
Total Market Value of Investments	87,231,343	7,476,673
Dividends and Interest Receivable	102,125	24,211
Reclaim Receivable	—	1,217
Due from Investment Advisor	—	5,118
Prepaid Expenses	2,487	942
Total Assets	87,335,955	7,508,161
LIABILITIES
Cash collateral for securities on loan(b)	11,465,834	464,318
Advisory Fees Payable	54,648	—
Accounting & Administration Fees Payable	21,046	16,789
Audit & Tax Fees Payable	10,562	9,486
Trustee Fees Payable	2,217	2,167
Options Written, at value(c)	5,382	—
Custody Fees Payable	3,159	956
Legal Fees Payable	145	—
Exchange Listing Fees Payable	2,385	—
CCO Fees Payable	1,072	109
Due to Broker	45,673	—
Accrued Expenses	2,793	1,352
Total Liabilities	11,614,916	495,177
NET ASSETS	$75,721,039	$7,012,984
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$61,644,981	$7,567,568
Total Distributable Earnings/Accumulated (Loss)	14,076,058	(554,584)
NET ASSETS	$75,721,039	$7,012,984
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,540,000	220,000
Net Asset Value (NAV) Per Share	$49.17	$31.88

(a) Market value of securities on loan	$12,618,575	$760,899
(b) Non-cash collateral for securities on loan	$1,493,877	$316,221
(c) Premiums received for options written	$22,896	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
INVESTMENT INCOME:
Dividend Income	$352,866	$776,816	$553,794	$467,519
Securities lending income (Net) (Note 2)	17,456	23,024	26,242	—
Foreign withholding tax	(35,838)	—	—	—
Total Investment Income	334,484	799,840	580,036	467,519

EXPENSES:
Advisory Fees	170,145	316,303	451,553	47,968
Accounting & Administration Fees	37,208	37,618	37,695	37,462
Audit & Tax Fees	10,018	9,837	9,836	9,907
Legal Fees	3,614	7,576	10,961	1,313
Exchange Listing Fees	2,016	2,017	2,017	2,016
Custody Fees	2,012	3,213	4,552	74
Report to Shareholders Fees	2,311	3,070	3,106	2,018
Trustee Fees	4,343	4,976	5,382	4,070
CCO Fees	1,740	3,814	5,418	608
Pricing Fees	—	2,963	2,963	—
Transfer Agent Fees	1,702	3,164	4,516	480
Insurance Fees	600	1,476	2,089	244
Registration Fees	1,024	—	—	81
Dividend Expense	—	—	—	179,919
Miscellaneous Fees	2,244	2,616	2,448	494
Total Expenses	238,977	398,643	542,536	286,654
Advisory Fees Waived/Recoupment	10,569	—	—	(26,787)
Net Expenses	249,546	398,643	542,536	259,867
Net Investment Income (Loss)	84,938	401,197	37,500	207,652

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	1,685,271	84,842	784,034	—
In-Kind Redemptions	1,918,312	5,886,086	1,030,877	—
In-Kind Redemptions in Affiliates	—	7,214	—	—
Swaps	—	—	—	(513,668)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	195,560	(1,244,111)	6,042,326	—
Investments in Affiliates	—	(720,531)	—	—
Short Sales	—	—	—	(671,780)
Net Realized and Unrealized Gain (Loss)	3,799,143	4,013,500	7,857,237	(1,185,448)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,884,081	$4,414,697	$7,894,737	$(977,796)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares HVAC and Industrials ETF
INVESTMENT INCOME:
Dividend Income	$900,536	$84,987	$26,113	$15,332
Securities lending income (Net) (Note 2)	531	486	25	—
Foreign withholding tax	—	—	—	(15)
Total Investment Income	901,067	85,473	26,138	15,317

EXPENSES:
Advisory Fees	615,416	102,570	8,253	9,663
Accounting & Administration Fees	45,561	36,769	37,237	16,429
Audit & Tax Fees	9,989	9,907	9,836	9,060
Legal Fees	16,946	2,162	331	8,163
Exchange Listing Fees	4,285	4,286	4,285	4,285
Custody Fees	7,272	1,911	573	119
Report to Shareholders Fees	12,036	2,683	1,381	1,867
Trustee Fees	6,175	4,219	3,950	2,613
CCO Fees	8,665	1,087	148	(163)
Transfer Agent Fees	7,064	1,026	103	121
Insurance Fees	3,265	441	58	(381)
Registration Fees	1,250	27	—	56
Organizational Fees	—	—	—	7,563
Miscellaneous Fees	3,295	574	138	380
Total Expenses	741,219	167,662	66,293	59,775
Advisory Fees Waived/Recoupment	(125,803)	(65,092)	(8,252)	(9,663)
Expense Reimbursement	—	—	(44,424)	(34,168)
Net Expenses	615,416	102,570	13,617	15,944
Net Investment Income (Loss)	285,651	(17,097)	12,521	(627)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	4,463,803	681,784	60,829	(88,857)
In-Kind Redemptions	3,431,744	—	220,471	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,133,062)	1,229,576	(146,836)	270,275
Net Realized and Unrealized Gain (Loss)	(3,237,515)	1,911,360	134,464	181,418
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,951,864)	$1,894,263	$146,985	$180,791

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	AdvisorShares Insider Advantage ETF	AdvisorShares MSOS Daily Leveraged ETF	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF
INVESTMENT INCOME:
Dividend Income	$375,068	$672,194	$7,497	$28,552
Securities lending income (Net) (Note 2)	3,602	—	45,104	24,155
Foreign withholding tax	(408)	—	—	—
Total Investment Income	378,262	672,194	52,601	52,707

EXPENSES:
Advisory Fees	168,841	184,433	48,495	116,279
Accounting & Administration Fees	36,964	41,155	37,643	37,070
Audit & Tax Fees	10,018	9,907	9,836	10,159
Legal Fees	4,499	5,870	3,013	4,354
Exchange Listing Fees	4,285	4,285	4,285	4,285
Custody Fees	3,453	1,835	1,468	1,824
Report to Shareholders Fees	2,331	7,481	6,227	38,526
Trustee Fees	4,544	4,394	4,024	4,371
CCO Fees	2,180	843	485	1,326
Transfer Agent Fees	1,809	1,628	606	1,454
Insurance Fees	877	988	207	771
Registration Fees	—	2,345	118	18
Miscellaneous Fees	1,755	1,038	479	1,043
Total Expenses	241,556	266,202	116,886	221,480
Advisory Fees Waived/Recoupment	(24,475)	(60,071)	—	(116,279)
Expense Reimbursement	—	—	(36,870)	(9,323)
Net Expenses	217,081	206,131	80,016	95,878
Net Investment Income (Loss)	161,181	466,063	(27,415)	(43,171)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	2,969,917	—	1,042,090	(11,314,450)
Investments in Affiliates	—	—	(776,934)	40
In-Kind Redemptions	235,551	—	—	836,668
In-Kind Redemptions in Affiliates	—	—	—	642,892
Swaps	—	(1,362,141)	—	—
Foreign Currency Transactions	—	—	—	(30)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,025,833	—	3,424,589	19,843,965
Investments in Affiliates	—	103	349,333	7,751,806
Swaps	—	(5,267,356)	—	—
Net Realized and Unrealized Gain (Loss)	4,231,301	(6,629,394)	4,039,078	17,760,891
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,392,482	$(6,163,331)	$4,011,663	$17,717,720

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF
INVESTMENT INCOME:
Dividend Income	$9,133,728	$113,387	$1,797,388	$25,654
Interest Income	—	—	119,426	—
Securities lending income (Net) (Note 2)	4,697	4,529	—	471
Total Investment Income	9,138,425	117,916	1,916,814	26,125

EXPENSES:
Advisory Fees	2,201,625	158,470	413,928	9,948
Accounting & Administration Fees	98,772	36,198	37,508	37,329
Audit & Tax Fees	10,159	9,989	10,267	9,837
Legal Fees	69,574	2,383	6,433	304
Exchange Listing Fees	2,571	4,285	4,285	4,285
Custody Fees	27,797	1,308	1,967	455
Report to Shareholders Fees	77,276	4,010	7,657	1,485
Trustee Fees	11,895	4,245	4,614	3,950
CCO Fees	19,956	1,150	2,247	169
Pricing Fees	—	—	2,963	—
Transfer Agent Fees	27,523	1,117	2,070	124
Insurance Fees	15,265	473	1,191	55
Registration Fees	5,329	—	—	—
Dividend Expense	—	—	325,576	—
Miscellaneous Fees	13,067	1,003	128,816	111
Total Expenses	2,580,809	224,631	949,522	68,052
Advisory Fees Waived/Recoupment	134,522	(8,752)	—	(9,947)
Expense Reimbursement	—	—	—	(41,691)
Net Expenses	2,715,331	215,879	949,522	16,414
Net Investment Income (Loss)	6,423,094	(97,963)	967,292	9,711

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	—	484,765	—	(51,805)
In-Kind Redemptions	1,854,765	902,587	—	181,254
Swaps	153,982,332	—	—	—
Short Sales	—	—	(3,836,896)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,836,145	2,791,718	—	(662,482)
Investments in Affiliates	9,401,475	—	—	—
Short Sales	—	—	1,626,954	—
Swaps	98,235,219	—	—	—
Net Realized and Unrealized Gain (Loss)	284,309,936	4,179,070	(2,209,942)	(533,033)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$290,733,030	$4,081,107	$(1,242,650)	$(523,322)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$876,344	$69,247
Securities lending income (Net) (Note 2)	12,438	1,238
Foreign withholding tax	—	(423)
Total Investment Income	888,782	70,062

EXPENSES:
Advisory Fees	306,819	22,922
Accounting & Administration Fees	38,877	37,478
Audit & Tax Fees	10,562	9,836
Legal Fees	6,532	901
Exchange Listing Fees	4,285	4,285
Custody Fees	2,755	1,034
Report to Shareholders Fees	5,335	2,240
Trustee Fees	4,778	4,003
CCO Fees	3,034	347
Transfer Agent Fees	2,707	287
Insurance Fees	1,217	221
Miscellaneous Fees	1,209	1,161
Total Expenses	388,110	84,715
Advisory Fees Waived/Recoupment	—	(22,922)
Expense Reimbursement	—	(23,972)
Net Expenses	388,110	37,821
Net Investment Income (Loss)	500,672	32,241

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(98,914)	147,527
In-Kind Redemptions	—	26,687
Options Written	35,249	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,950,599	(664,753)
Options Written	130,890	—
Net Realized and Unrealized Gain (Loss)	5,017,824	(490,539)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,518,496	$(458,298)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$84,938	$283,243	$401,197	$420,184
Net Realized Gain (Loss)	3,603,583	3,767,908	5,978,142	6,699,324
Net Change in Unrealized Appreciation (Depreciation)	195,560	2,924,678	(1,964,642)	(2,263,424)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,884,081	6,975,829	4,414,697	4,856,084
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(111,027)	(272,179)	(641,547)	—
Total Distributions	(111,027)	(272,179)	(641,547)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,289,955	20,391,935	68,600,313	2,616,868
Value of Shares Redeemed	(5,131,495)	(5,904,927)	(70,419,218)	(5,329,764)
Net Increase (Decrease) From Capital Stock Transactions	(3,841,540)	14,487,008	(1,818,905)	(2,712,896)
Net Increase (Decrease) in Net Assets	(68,486)	21,190,658	1,954,245	2,143,188
Net Assets:
Beginning of Year/Period	46,865,968	25,675,310	82,118,598	79,975,410
End of Year/Period	$46,797,482	$46,865,968	$84,072,843	$82,118,598
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	595,000	415,000	1,975,000	2,045,000
Shares Sold	15,000	270,000	1,550,000	65,000
Shares Repurchased	(65,000)	(90,000)	(1,620,000)	(135,000)
Shares Outstanding, End of Year/Period	545,000	595,000	1,905,000	1,975,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Short ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$37,500	$365,416	$207,652	$533,425
Net Realized Gain (Loss)	1,814,911	26,247,254	(513,668)	296,905
Net Change in Unrealized Appreciation (Depreciation)	6,042,326	(16,255,840)	(671,780)	(138,955)
Net Increase (Decrease) In Net Assets Resulting From Operations	7,894,737	10,356,830	(977,796)	691,375
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(34,599)	(209,381)	(770,185)	(744,087)
Total Distributions	(34,599)	(209,381)	(770,185)	(744,087)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	113,890,218	2,718,066	13,521,791
Value of Shares Redeemed	(7,842,407)	(119,610,528)	(1,983,126)	(11,944,974)
Net Increase (Decrease) From Capital Stock Transactions	(7,842,407)	(5,720,310)	734,940	1,576,817
Net Increase (Decrease) in Net Assets	17,731	4,427,139	(1,013,041)	1,524,105
Net Assets:
Beginning of Year/Period	116,367,369	111,940,230	12,513,226	10,989,121
End of Year/Period	$116,385,100	$116,367,369	$11,500,185	$12,513,226
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,290,000	2,390,000	1,690,000	1,465,000
Shares Sold	—	2,405,000	385,000	1,805,000
Shares Repurchased	(145,000)	(2,505,000)	(295,000)	(1,580,000)
Shares Outstanding, End of Year/Period	2,145,000	2,290,000	1,780,000	1,690,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$285,651	$833,949	$(17,097)	$28,375
Net Realized Gain (Loss)	7,895,547	1,760,335	681,784	141,424
Net Change in Unrealized Appreciation (Depreciation)	(11,133,062)	17,775,171	1,229,576	2,346,080
Net Increase (Decrease) In Net Assets Resulting From Operations	(2,951,864)	20,369,455	1,894,263	2,515,879
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(571,580)	(1,047,338)	(23,483)	—
Total Distributions	(571,580)	(1,047,338)	(23,483)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,701,300	28,490,901	—	946,161
Value of Shares Redeemed	(11,363,770)	(9,590,748)	—	(560,263)
Net Increase (Decrease) From Capital Stock Transactions	(9,662,470)	18,900,153	—	385,898
Net Increase (Decrease) in Net Assets	(13,185,914)	38,222,270	1,870,780	2,901,777
Net Assets:
Beginning of Year/Period	192,417,248	154,194,978	25,394,188	22,492,411
End of Year/Period	$179,231,334	$192,417,248	$27,264,968	$25,394,188
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,750,000	2,480,000	1,065,000	1,045,000
Shares Sold	25,000	415,000	—	45,000
Shares Repurchased	(165,000)	(145,000)	—	(25,000)
Shares Outstanding, End of Year/Period	2,610,000	2,750,000	1,065,000	1,065,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Hotel ETF		AdvisorShares HVAC and Industrials ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	For the period February 3, 2025* to June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$12,521	$35,191	$(627)	$2,001
Net Realized Gain (Loss)	281,300	89,631	(88,857)	(15,410)
Net Change in Unrealized Appreciation (Depreciation)	(146,836)	116,376	270,275	101,906
Net Increase (Decrease) In Net Assets Resulting From Operations	146,985	241,198	180,791	88,497
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(42,424)	—	(8,834)	—
Total Distributions	(42,424)	—	(8,834)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,536,028	—	3,051,716	1,024,610
Value of Shares Redeemed	(985,823)	(932,272)	—	—
Net Increase (Decrease) From Capital Stock Transactions	550,205	(932,272)	3,051,716	1,024,610
Net Increase (Decrease) in Net Assets	654,766	(691,074)	3,223,673	1,113,107
Net Assets:
Beginning of Year/Period	2,680,698	3,371,772	1,113,107	—
End of Year/Period	$3,335,464	$2,680,698	$4,336,780	$1,113,107
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	85,000	120,000	40,000	—
Shares Sold	45,000	—	100,000	40,000
Shares Repurchased	(30,000)	(35,000)	—	—
Shares Outstanding, End of Year/Period	100,000	85,000	140,000	40,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Insider Advantage ETF		AdvisorShares MSOS Daily Leveraged ETF(1)
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$161,181	$360,219	$466,063	$1,127,253
Net Realized Gain (Loss)	3,205,468	4,432,610	(1,362,141)	(83,983,854)
Net Change in Unrealized Appreciation (Depreciation)	1,025,833	(2,393,644)	(5,267,253)	334,950
Net Increase (Decrease) In Net Assets Resulting From Operations	4,392,482	2,399,185	(6,163,331)	(82,521,651)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(489,679)	(318,213)	—	—
Total Distributions	(489,679)	(318,213)	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	47,172,893	33,744,272
Value of Shares Redeemed	(2,480,329)	(2,244,017)	(2,446,096)	(159,051)
Net Increase (Decrease) From Capital Stock Transactions	(2,480,329)	(2,244,017)	44,726,797	33,585,221
Net Increase (Decrease) in Net Assets	1,422,474	(163,045)	38,563,466	(48,936,430)
Net Assets:
Beginning of Year/Period	46,955,327	47,118,372	10,329,122	59,265,552
End of Year/Period	$48,377,801	$46,955,327	$48,892,588	$10,329,122
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	400,000	420,000	3,688,475	21,135,000
Shares Sold	—	—	7,805,000	27,193,500
Shares Repurchased	(20,000)	(20,000)	(455,000)	(44,640,025)
Shares Outstanding, End of Year/Period	380,000	400,000	11,038,475	3,688,475

(1)	After the close of business on November 25, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Psychedelics ETF(1)		AdvisorShares Pure Cannabis ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(27,415)	$203,399	$(43,171)	$284,868
Net Realized Gain (Loss)	265,156	(278,774)	(9,834,880)	(25,093,453)
Net Change in Unrealized Appreciation (Depreciation)	3,773,922	3,360,328	27,595,771	6,145,704
Net Increase (Decrease) In Net Assets Resulting From Operations	4,011,663	3,284,953	17,717,720	(18,662,881)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,709,408)	(225,488)	—	(520,020)
Total Distributions	(1,709,408)	(225,488)	—	(520,020)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	5,826,594	6,541,703	2,432,974	361,507
Value of Shares Redeemed	—	(4,869,820)	(3,126,467)	—
Net Increase (Decrease) From Capital Stock Transactions	5,826,594	1,671,883	(693,493)	361,507
Net Increase (Decrease) in Net Assets	8,128,849	4,731,348	17,024,227	(18,821,394)
Net Assets:
Beginning of Year/Period	10,349,888	5,618,540	24,649,457	43,470,851
End of Year/Period	$18,478,737	$10,349,888	$41,673,684	$24,649,457
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	749,976	5,800,000	13,015,000	12,840,000
Shares Sold	320,000	1,085,000	600,000	175,000
Shares Repurchased	—	(6,135,024)	(950,000)	—
Shares Outstanding, End of Year/Period	1,069,976	749,976	12,665,000	13,015,000

(1)	After the close of business on September 9, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Pure US Cannabis ETF		AdvisorShares Q Dynamic Growth ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$6,423,094	$19,003,384	$(97,963)	$(140,039)
Net Realized Gain (Loss)	155,837,097	(617,326,479)	1,387,352	2,387,520
Net Change in Unrealized Appreciation (Depreciation)	128,472,839	(50,972,985)	2,791,718	1,036,242
Net Increase (Decrease) In Net Assets Resulting From Operations	290,733,030	(649,296,080)	4,081,107	3,283,723
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	—	—
Total Distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	341,631,952	94,491,380	13,379,703	9,930,872
Value of Shares Redeemed	(28,590,860)	(19,058,409)	(9,925,811)	(13,572,492)
Net Increase (Decrease) From Capital Stock Transactions	313,041,092	75,432,971	3,453,892	(3,641,620)
Net Increase (Decrease) in Net Assets	603,774,122	(573,863,109)	7,534,999	(357,897)
Net Assets:
Beginning of Year/Period	314,803,143	888,666,252	25,367,131	25,725,028
End of Year/Period	$918,577,265	$314,803,143	$32,902,130	$25,367,131
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	132,125,000	121,495,000	655,000	760,000
Shares Sold	72,315,000	16,480,000	325,000	280,000
Shares Repurchased	(7,970,000)	(5,850,000)	(240,000)	(385,000)
Shares Outstanding, End of Year/Period	196,470,000	132,125,000	740,000	655,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Ranger Equity Bear ETF		AdvisorShares Restaurant ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$967,292	$2,205,222	$9,711	$12,144
Net Realized Gain (Loss)	(3,836,896)	(8,128,552)	129,449	660,615
Net Change in Unrealized Appreciation (Depreciation)	1,626,954	(3,635,847)	(662,482)	(10,242)
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,242,650)	(9,559,177)	(523,322)	662,517
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,991,450)	(3,798,221)	(15,367)	(5,736)
Total Distributions	(1,991,450)	(3,798,221)	(15,367)	(5,736)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	32,317,721	57,396,887	669,377	1,224,985
Value of Shares Redeemed	(20,205,561)	(66,209,883)	(925,845)	(1,293,277)
Net Increase (Decrease) From Capital Stock Transactions	12,112,160	(8,812,996)	(256,468)	(68,292)
Net Increase (Decrease) in Net Assets	8,878,060	(22,170,394)	(795,157)	588,489
Net Assets:
Beginning of Year/Period	45,594,724	67,765,118	3,656,396	3,067,907
End of Year/Period	$54,472,784	$45,594,724	$2,861,239	$3,656,396
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,697,500	3,282,500	120,000	125,000
Shares Sold	1,910,000	3,110,000	25,000	45,000
Shares Repurchased	(1,230,000)	(3,695,000)	(35,000)	(50,000)
Shares Outstanding, End of Year/Period	3,377,500	2,697,500	110,000	120,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Vice ETF
	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$500,672	$835,225	$32,241	$54,727
Net Realized Gain (Loss)	(63,665)	1,227,218	174,214	1,015,347
Net Change in Unrealized Appreciation (Depreciation)	5,081,489	4,673,851	(664,753)	280,577
Net Increase from payment from affiliates	—	—	—	15,322 (1)
Net Increase (Decrease) In Net Assets Resulting From Operations	5,518,496	6,736,294	(458,298)	1,365,973
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,004,935)	(673,294)	(55,937)	(102,755)
Total Distributions	(1,004,935)	(673,294)	(55,937)	(102,755)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	5,300,696	3,945,976	349,180	—
Value of Shares Redeemed	—	(5,641,525)	(173,993)	(950,067)
Net Increase (Decrease) From Capital Stock Transactions	5,300,696	(1,695,549)	175,187	(950,067)
Net Increase (Decrease) in Net Assets	9,814,257	4,367,451	(339,048)	313,151
Net Assets:
Beginning of Year/Period	65,906,782	61,539,331	7,352,032	7,038,881
End of Year/Period	$75,721,039	$65,906,782	$7,012,984	$7,352,032
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,430,000	1,470,000	215,000	245,000
Shares Sold	110,000	90,000	10,000	—
Shares Repurchased	—	(130,000)	(5,000)	(30,000)
Shares Outstanding, End of Year/Period	1,540,000	1,430,000	220,000	215,000

(1)	During the year ended June 30, 2025, the Advisor agreed to reimburse AdvisorShares Vice ETF $15,322 for a loss due to a trade executed incorrectly.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	Six months ended December 31, 2025	Years Ended June 30,
AdvisorShares Dorsey Wright ADR ETF	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$78.77	$61.87	$49.55	$48.48	$66.54	$53.25
Investment Operations
Net Investment Income(1)	0.16	0.65	0.68	1.22	1.62	0.27
Net Realized and Unrealized Gain (Loss)	7.15	16.84	12.47	0.97	(18.48)	13.23
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	7.31	17.49	13.15	2.19	(16.86)	13.50
Distributions from Net Investment Income	(0.21)	(0.59)	(0.83)	(1.12)	(1.20)	(0.21)
Total Distributions	(0.21)	(0.59)	(0.83)	(1.12)	(1.20)	(0.21)
Net Asset Value, End of Year/Period	$85.87	$78.77	$61.87	$49.55	$48.48	$66.54
Market Value, End of Year/Period	$86.26	$78.65	$61.79	$49.47	$48.47	$66.49
Total Return
Total Investment Return Based on Net Asset Value(3)	9.27%	28.43%	26.65%	4.69%	(25.51)%	25.39%
Total Investment Return Based on Market(3)	9.95%	28.40%	26.69%	4.55%	(25.45)%	25.95%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$46,797	$46,866	$25,675	$28,738	$41,938	$88,836
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.10%	1.10%	1.10%	1.10%	0.99%	1.10%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.05%	1.15%	1.24%	1.15%	1.00%	0.96%
Net Investment Income(4)	0.37%	0.93%	1.22%	2.52%	2.59%	0.44%
Portfolio Turnover Rate(5)	58%	56%	45%	101%	79%	85%

AdvisorShares Dorsey Wright FSM All Cap World ETF	Six months ended December 31, 2025	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$41.58	$39.11	$31.57	$30.33	$36.63	$28.07
Investment Operations
Net Investment Income (Loss)(1)	0.21	0.21	(0.10)	0.58	0.01	(0.12)
Net Realized and Unrealized Gain (Loss)	2.68	2.26	8.22	0.82	(5.76)	8.74
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.89	2.47	8.12	1.40	(5.75)	8.62
Distributions from Net Investment Income	(0.34)	—	(0.58)	(0.16)	—	—
Distributions from Realized Capital Gains	—	—	—	—	(0.55)	(0.06)
Total Distributions	(0.34)	—	(0.58)	(0.16)	(0.55)	(0.06)
Net Asset Value, End of Year/Period	$44.13	$41.58	$39.11	$31.57	$30.33	$36.63
Market Value, End of Year/Period	$44.15	$41.56	$39.09	$31.60	$30.34	$36.67
Total Return
Total Investment Return Based on Net Asset Value(3)	6.95%	6.32%	25.97%	4.63%	(15.98)%	30.70%
Total Investment Return Based on Market(3)	7.04%	6.32%	25.81%	4.71%	(16.06)%	30.85%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$84,073	$82,119	$79,975	$86,174	$84,177	$155,673
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	0.95%	0.95%	0.98%	0.98%	0.91%	0.88%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.95%	0.95%	0.96%	0.96%	0.94%	0.86%
Net Investment Income (Loss)(4)	0.95%	0.52%	(0.29)%	1.87%	0.02%	(0.34)%
Portfolio Turnover Rate(5)	130%	317%	154%	151%	244%	209%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Dorsey Wright FSM US Core ETF	Six months ended December 31, 2025	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$50.82	$46.84	$36.78	$32.16	$37.09	$27.51
Investment Operations
Net Investment Income (Loss)(1)	0.02	0.15	(0.02)	0.32	0.11	(0.07)
Net Realized and Unrealized Gain (Loss)	3.44	3.92	10.20	4.60	(4.90)	9.72
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.46	4.07	10.18	4.92	(4.79)	9.65
Distributions from Net Investment Income	(0.02)	(0.09)	(0.12)	(0.30)	—	(0.03)
Distributions from Realized Capital Gains	—	—	—	—	(0.14)	(0.04)
Total Distributions	(0.02)	(0.09)	(0.12)	(0.30)	(0.14)	(0.07)
Net Asset Value, End of Year/Period	$54.26	$50.82	$46.84	$36.78	$32.16	$37.09
Market Value, End of Year/Period	$54.19	$50.85	$46.83	$36.76	$32.08	$37.16
Total Return
Total Investment Return Based on Net Asset Value(3)	6.81%	8.69%	27.72%	15.38%	(12.97)%	35.08%
Total Investment Return Based on Market(3)	6.60%	8.78%	27.77%	15.61%	(13.36)%	35.59%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$116,385	$116,367	$111,940	$89,547	$79,764	$93,649
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	0.90%	0.91%	0.94%	0.98%	0.93%	0.92%
Expenses, prior to expense waivers and reimbursements or recapture(5)	0.90%	0.91%	0.92%	0.97%	0.95%	0.89%
Net Investment Income (Loss)(5)	0.06%	0.32%	(0.06)%	0.95%	0.28%	(0.22)%
Portfolio Turnover Rate(6)	50%	145%	99%	103%	50%	64%

AdvisorShares Dorsey Wright Short ETF	Six months ended December 31, 2025	Years Ended June 30,
	(Unaudited)	2025		2024		2023		2022		2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$7.40	$7.50		$8.78		$10.49		$8.59		$19.33
Investment Operations
Net Investment Income (Loss)(1)	0.11	0.33		0.47		0.36		(0.21)		(0.46)
Net Realized and Unrealized Gain (Loss)	(0.64)	—		(1.03)		(2.07)		2.11		(10.28)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.53)	0.33		(0.56)		(1.71)		1.90		(10.74)
Distributions from Net Investment Income	(0.41)	(0.43)		(0.72)		—		—		—
Total Distributions	(0.41)	(0.43)		(0.72)		—		—		—
Net Asset Value, End of Year/Period	$6.46	$7.40		$7.50		$8.78		$10.49		$8.59
Market Value, End of Year/Period	$6.44	$7.41		$7.49		$8.75		$10.45		$8.56
Total Return
Total Investment Return Based on Net Asset Value(3)	(7.20)%	4.78%		(5.70)%		(16.31)%		22.15%		(55.58)%
Total Investment Return Based on Market(3)	(7.59)%	5.01%		(5.60)%		(16.27)%		22.08%		(55.79)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$11,500	$12,513		$10,989		$24,093		$46,999		$25,164
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	4.06%	5.86	%(7)	3.77	%(7)	2.61	%(7)	2.71	%(7)	3.48	%(7)
Expenses, prior to expense waivers and reimbursements or recapture(5)	4.48%	6.30	%(7)	3.84	%(7)	2.56	%(7)	2.63	%(7)	3.55	%(7)
Net Investment Income (Loss)(5)	3.25%	4.45%		5.70%		3.77%		(2.35)%		(3.18)%
Portfolio Turnover Rate(6)	121%	249%		253%		263%		190%		243%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The expense ratio includes interest and dividend expenses on short sales of 4.61%, 2.52%, 1.45%, 1.46% and 2.46% for the period ended June 30, 2025, June 30, 2024, June 30, 2023, June 30, 2022 and June 30, 2021, respectively.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2025	Years Ended June 30,
AdvisorShares Focused Equity ETF	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$69.97	$62.18	$53.64	$42.25	$46.65	$35.67
Investment Operations
Net Investment Income(1)	0.11	0.32	0.34	0.20	0.17	0.10
Net Realized and Unrealized Gain (Loss)	(1.20)	7.86	8.35	11.43	(4.49)	11.00
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.09)	8.18	8.69	11.63	(4.32)	11.10
Distributions from Net Investment Income	(0.21)	(0.39)	(0.15)	(0.24)	(0.08)	(0.12)
Total Distributions	(0.21)	(0.39)	(0.15)	(0.24)	(0.08)	(0.12)
Net Asset Value, End of Year/Period	$68.67	$69.97	$62.18	$53.64	$42.25	$46.65
Market Value, End of Year/Period	$68.67	$69.97	$62.17	$53.80	$42.21	$46.68
Total Return
Total Investment Return Based on Net Asset Value(3)	(1.55)%	13.20%	16.20%	27.59%	(9.28)%	31.15%
Total Investment Return Based on Market(3)	(1.53)%	13.22%	15.84%	28.10%	(9.44)%	34.20%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$179,231	$192,417	$154,195	$70,002	$28,098	$28,921
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.65%	0.65%	0.72%	0.84%	0.65%	0.66%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.79%	0.79%	0.92%	1.20%	1.09%	1.19%
Net Investment Income(4)	0.30%	0.47%	0.58%	0.42%	0.36%	0.24%
Portfolio Turnover Rate(5)	25%	24%	18%	18%	24%	25%

	Six months ended December 31, 2025	Years Ended June 30,				For the period July 2, 2021* to June 30,
AdvisorShares Gerber Kawasaki ETF	(Unaudited)	2025	2024		2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$23.84	$21.52	$17.94		$16.34	$25.03
Investment Operations
Net Investment Income (Loss)(1)	(0.02)	0.03	(0.00	)(6)	0.15	0.07
Net Realized and Unrealized Gain (Loss)	1.80	2.29	3.60		1.65	(8.75)
Distributions of Net Realized Gains by other investment companies	—	—	—		—	0.00 (6)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.78	2.32	3.60		1.80	(8.68)
Distributions from Net Investment Income	(0.02)	—	(0.02)		(0.20)	(0.01)
Total Distributions	(0.02)	—	(0.02)		(0.20)	(0.01)
Net Asset Value, End of Year/Period	$25.60	$23.84	$21.52		$17.94	$16.34
Market Value, End of Year/Period	$25.60	$23.84	$21.51		$17.93	$16.35
Total Return
Total Investment Return Based on Net Asset Value(3)	7.46%	10.78%	20.16%		11.21%	(34.71)%
Total Investment Return Based on Market(3)	7.47%	10.83%	20.12%		11.09%	(34.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$27,265	$25,394	$22,492		$17,578	$15,846
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.75%	0.75%		0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.23%	1.29%	1.62%		1.33%	1.37%
Net Investment Income (Loss)(4)	(0.13)%	0.13%	0.00	%(6)	0.91%	0.31%
Portfolio Turnover Rate(5)	22%	63%	53%		48%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2025	Years Ended June 30,				For the period April 20, 2021* to June 30,
AdvisorShares Hotel ETF	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$31.54	$28.10	$25.37	$19.66	$24.52	$24.32
Investment Operations
Net Investment Income (Loss)(1)	0.15	0.31	0.13	0.21	(0.02)	0.13
Net Realized and Unrealized Gain (Loss)	2.43	3.13	3.06	5.55	(4.75)	0.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.58	3.44	3.19	5.76	(4.77)	0.20
Distributions from Net Investment Income	(0.77)	—	(0.46)	(0.05)	(0.09)	—
Total Distributions	(0.77)	—	(0.46)	(0.05)	(0.09)	—
Net Asset Value, End of Year/Period	$33.35	$31.54	$28.10	$25.37	$19.66	$24.52
Market Value, End of Year/Period	$33.35	$31.54	$28.09	$25.34	$19.61	$24.56
Total Return
Total Investment Return Based on Net Asset Value(3)	8.14%	12.24%	12.61%	29.33%	(19.54)%	0.81%
Total Investment Return Based on Market(3)	8.16%	12.28%	12.70%	29.49%	(19.87)%	0.99%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,335	$2,681	$3,372	$4,186	$5,897	$7,724
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	4.82%	2.87%	3.72%	2.40%	1.33%	6.60%
Net Investment Income (Loss)(4)	0.91%	1.02%	0.49%	0.92%	(0.07)%	2.70%
Portfolio Turnover Rate(5)	48%	137%	94%	120%	74%	21%

AdvisorShares HVAC and Industrials ETF	Six months ended December 31, 2025 (Unaudited)	For the period February 3, 2025* to June 30, 2025
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$27.83	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.01)	0.08
Net Realized and Unrealized Gain	3.22	2.75
Net Increase in Net Assets Resulting from Investment Operations(2)	3.21	2.83
Distributions from Net Investment Income	(0.06)	—
Total Distributions	(0.06)	—
Net Asset Value, End of Year/Period	$30.98	$27.83
Market Value, End of Year/Period	$30.98	$27.82
Total Return
Total Investment Return Based on Net Asset Value(3)	11.54%	11.31%
Total Investment Return Based on Market(3)	11.54%	11.31%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$4,337	$1,113
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	3.71%	36.56%
Net Investment Income (Loss)(4)	(0.04)%	0.79%
Portfolio Turnover Rate(5)	57%	62%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2025	Years Ended June 30,
AdvisorShares Insider Advantage ETF	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$117.39	$112.19	$95.24	$85.89	$95.53	$66.37
Investment Operations
Net Investment Income(1)	0.41	0.89	0.86	1.34	1.10	0.95
Net Realized and Unrealized Gain (Loss)	10.80	5.10	17.25	9.49	(9.68)	29.23
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	11.21	5.99	18.11	10.83	(8.58)	30.18
Distributions from Net Investment Income	(1.29)	(0.79)	(1.16)	(1.48)	(1.06)	(1.02)
Total Distributions	(1.29)	(0.79)	(1.16)	(1.48)	(1.06)	(1.02)
Net Asset Value, End of Year/Period	$127.31	$117.39	$112.19	$95.24	$85.89	$95.53
Market Value, End of Year/Period	$127.34	$117.48	$112.03	$95.24	$85.78	$95.41
Total Return
Total Investment Return Based on Net Asset Value(3)	9.53%	5.34%	19.10%	12.78%	(9.12)%	45.78%
Total Investment Return Based on Market(3)	9.47%	5.57%	18.93%	12.95%	(9.12)%	45.79%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$48,378	$46,955	$47,118	$42,381	$46,378	$48,243
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.00%	1.00%	1.06%	1.05%	0.96%	1.05%
Net Investment Income(4)	0.67%	0.77%	0.83%	1.51%	1.15%	1.18%
Portfolio Turnover Rate(5)	120%	231%	246%	278%	32%	40%

AdvisorShares MSOS Daily Leveraged ETF	Six months ended December 31, 2025	Years Ended June 30,		For the period August 24, 2022* to June 30,
	(Unaudited)	2025(6)	2024(6)	2023(6)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.80	$56.08	$64.02	$500.00
Investment Operations
Net Investment Income(1)	0.06	0.09	3.58	3.05
Net Realized and Unrealized Gain (Loss)	1.57	(53.37)	(11.52)	(439.03)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.63	(53.28)	(7.94)	(435.98)
Net Asset Value, End of Year/Period	$4.43	$2.80	$56.08	$64.02
Market Value, End of Year/Period	$4.44	$2.79	$55.08	$65.20
Total Return
Total Investment Return Based on Net Asset Value(3)	58.14%	(95.00)%	(13.31)%	(87.08)%
Total Investment Return Based on Market(3)	59.14%	(95.01)%	(14.42)%	(86.96)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$48,893	$10,329	$59,266	$7,032
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.95%	0.95%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.23%	1.40%	1.13%	4.54%
Net Investment Income(4)	2.15%	3.63%	4.00%	3.44%
Portfolio Turnover Rate(5)	0%	0%	0%	0%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	After the close of business on November 25, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	Six months ended December 31, 2025	Years Ended June 30,				For the period September 16, 2021* to June 30,
AdvisorShares Psychedelics ETF	(Unaudited)	2025(1)	2024(1)		2023(1)	2022(1)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$13.80	$9.69	$18.41		$25.56	$100.00
Investment Operations
Net Investment Income (Loss)(2)	(0.03)	0.12	0.08		0.49	(0.17)
Net Realized and Unrealized Gain (Loss)	5.20	4.33	(8.80)		(7.59)	(74.27)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	5.17	4.45	(8.72)		(7.10)	(74.44)
Distributions from Net Investment Income	(1.70)	(0.34)	(0.00	)(4)	(0.05)	—
Total Distributions	(1.70)	(0.34)	(0.00	)(4)	(0.05)	—
Net Asset Value, End of Year/Period	$17.27	$13.80	$9.69		$18.41	$25.56
Market Value, End of Year/Period	$17.21	$13.92	$9.70		$18.60	$26.50
Total Return
Total Investment Return Based on Net Asset Value(5)	37.29%	47.29%	(47.29)%		(26.55)%	(74.44)%
Total Investment Return Based on Market(5)	35.79%	48.44%	(47.74)%		(28.45)%	(73.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$18,479	$10,350	$5,619		$6,894	$5,509
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.99%	0.99%	0.99%		0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.45%	1.83%	2.95%		3.01%	3.10%
Net Investment Income (Loss)(6)	(0.34)%	2.76%	0.59%		2.29%	(0.52)%
Portfolio Turnover Rate(7)	48%	107%	69%		73%	27%

	Six months ended December 31, 2025		Years Ended June 30,
AdvisorShares Pure Cannabis ETF	(Unaudited)		2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$1.89		$3.39	$2.59	$5.28	$21.15	$10.17
Investment Operations
Net Investment Income(2)	(0.00	)(4)	0.02	0.06	0.04	0.01	0.04
Net Realized and Unrealized Gain (Loss)	1.40		(1.48)	0.80	(2.71)	(15.35)	11.05
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.40		(1.46)	0.86	(2.67)	(15.34)	11.09
Distributions from Net Investment Income	—		(0.04)	(0.06)	(0.02)	—	(0.11)
Distributions from Realized Capital Gains	—		—	—	—	(0.51)	—
Return of capital	—		—	—	—	(0.02)	—
Total Distributions	—		(0.04)	(0.06)	(0.02)	(0.53)	(0.11)
Net Asset Value, End of Year/Period	$3.29		$1.89	$3.39	$2.59	$5.28	$21.15
Market Value, End of Year/Period	$3.27		$(1.88)	$3.39	$2.59	$5.28	$21.12
Total Return
Total Investment Return Based on Net Asset Value(5)	73.74%		(43.36)%	33.14%	(50.63)%	(73.99)%	109.96%
Total Investment Return Based on Market(5)	73.94%		(43.85)%	33.05%	(50.54)%	(73.93)%	109.35%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$41,674		$24,649	$43,471	$34,022	$71,817	$354,408
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.49%		0.51%	0.44%	0.51%	0.65%	0.74%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.14%		1.14%	1.47%	1.04%	0.88%	0.69%
Net Investment Income (Loss)(6)	(0.22)%		0.86%	1.92%	0.88%	0.11%	0.21%
Portfolio Turnover Rate(7)	14%		30%	31%	40%	28%	46%

*	Commencement of operations.
(1)	After the close of business on September 9, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.
(2)	Based on average shares outstanding.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Amount represents less than $0.005 or 0.005%.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2025	Years Ended June 30,				For the period September 1, 2020* to June 30,
AdvisorShares Pure US Cannabis ETF	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.38	$7.31	$5.48	$10.35	$40.22	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.04	0.15	0.27	0.08	(0.09)	(0.17)
Net Realized and Unrealized Gain (Loss)	2.26	(5.08)	1.56	(4.95)	(29.71)	15.39
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.30	(4.93)	1.83	(4.87)	(29.80)	15.22
Distributions from Realized Capital Gains	—	—	—	—	(0.07)	—
Total Distributions	—	—	—	—	(0.07)	—
Net Asset Value, End of Year/Period	$4.68	$2.38	$7.31	$5.48	$10.35	$40.22
Market Value, End of Year/Period	$4.70	$2.40	$7.27	$5.55	$10.37	$40.08
Total Return
Total Investment Return Based on Net Asset Value(3)	96.59%	(67.40)%	33.39%	(47.04)%	(74.20)%	60.86%
Total Investment Return Based on Market(3)	95.83%	(66.99)%	30.99%	(46.48)%	(74.06)%	60.32%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$918,577	$314,803	$888,666	$343,385	$514,691	$950,694
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.74%	0.74%	0.74%	0.74%	0.72%	0.69%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.70%	0.75%	0.74%	0.77%	0.75%	0.69%
Net Investment Income (Loss)(4)	1.75%	3.25%	3.44%	0.96%	(0.40)%	(0.49)%
Portfolio Turnover Rate(5)	34%	0%	4%	13%	48%	68%

	Six months ended December 31, 2025	Years Ended June 30,				For the period December 28, 2020* to June 30,
AdvisorShares Q Dynamic Growth ETF	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$38.73	$33.85	$28.49	$22.02	$28.12	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.14)	(0.20)	0.08	(0.10)	(0.15)	(0.09)
Net Realized and Unrealized Gain (Loss)	5.87	5.08	5.28	6.57	(5.95)	3.21
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	5.73	4.88	5.36	6.47	(6.10)	3.12
Net Asset Value, End of Year/Period	$44.46	$38.73	$33.85	$28.49	$22.02	$28.12
Market Value, End of Year/Period	$44.49	$38.69	$33.85	$28.49	$22.01	$28.13
Total Return
Total Investment Return Based on Net Asset Value(3)	14.80%	14.42%	18.81%	29.37%	(21.70)%	12.50%
Total Investment Return Based on Market(3)	14.99%	14.30%	18.81%	29.44%	(21.76)%	12.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$32,902	$25,367	$25,725	$28,349	$40,299	$68,763
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	1.45%	1.45%	1.45%	1.32%	1.14%	1.43%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.51%	1.42%	1.71%	1.31%	1.13%	1.49%
Net Investment Income (Loss)(4)	(0.66)%	(0.56)%	0.25%	(0.44)%	(0.52)%	(0.65)%
Portfolio Turnover Rate(5)	80%	334%	330%	57%	106%	61%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares Ranger Equity Bear ETF	Six months ended December 31, 2025		Years Ended June 30,
	(Unaudited)		2025		2024		2023		2022		2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$16.90		$20.64		$22.62		$31.85		$23.00		$48.55
Investment Operations
Net Investment Income (Loss)(1)	0.29		0.72		1.20		0.63		(0.97)		(1.59)
Net Realized and Unrealized Gain (Loss)	(0.50)		(3.18)		(1.35)		(9.86)		9.82		(23.96)
Distributions of Net Realized Gains by other investment companies	—		—		—		—		—		0.00	(2)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(0.21)		(2.46)		(0.15)		(9.23)		8.85		(25.55)
Distributions from Net Investment Income	(0.56)		(1.28)		(1.83)		—		—		—
Total Distributions	(0.56)		(1.28)		(1.83)		—		—		—
Net Asset Value, End of Year/Period	$16.13		$16.90		$20.64		$22.62		$31.85		$23.00
Market Value, End of Year/Period	$16.10		$16.93		$20.68		$22.63		$31.96		$23.00
Total Return
Total Investment Return Based on Net Asset Value(4)	(1.16)%		(11.64)%		0.08%		(28.99)%		38.48%		(52.62)%
Total Investment Return Based on Market(4)	(1.53)%		(11.73)%		0.13%		(29.19)%		38.96%		(52.58)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$54,473		$45,595		$67,765		$122,632		$166,185		$50,655
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	3.44	%(6)	3.33	%(6)	3.62	%(6)	3.39	%(6)	4.15	%(6)	4.90	%(6)
Expenses, prior to expense waivers and reimbursements or recapture(5)	3.44	%(6)	3.33	%(6)	3.62	%(6)	3.39	%(6)	4.15	%(6)	4.90	%(6)
Net Investment Income (Loss)(5)	3.51%		3.99%		5.55%		2.34%		(3.70)%		(4.49)%
Portfolio Turnover Rate(7)	373%		624%		912%		1001%		1462%		669%

	Six months ended December 31, 2025	Years Ended June 30,				For the period April 20, 2021* to June 30,
AdvisorShares Restaurant ETF	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$30.47	$24.54	$21.66	$16.97	$24.44	$24.69
Investment Operations
Net Investment Income(1)	0.08	0.10	0.06	0.23	0.13	(0.00	)(2)
Net Realized and Unrealized Gain (Loss)	(4.41)	5.88	2.93	4.89	(7.56)	(0.25)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(4.33)	5.98	2.99	5.12	(7.43)	(0.25)
Distributions from Net Investment Income	(0.13)	(0.05)	(0.11)	(0.43)	(0.04)	—
Total Distributions	(0.13)	(0.05)	(0.11)	(0.43)	(0.04)	—
Net Asset Value, End of Year/Period	$26.01	$30.47	$24.54	$21.66	$16.97	$24.44
Market Value, End of Year/Period	$25.99	$30.48	$24.52	$21.66	$16.93	$24.44
Total Return
Total Investment Return Based on Net Asset Value(4)	(14.21)%	24.36%	13.85%	30.59%	(30.46)%	(1.01)%
Total Investment Return Based on Market(4)	(14.30)%	24.52%	13.76%	30.95%	(30.62)%	(1.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$2,861	$3,656	$3,068	$2,600	$2,631	$5,988
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	4.10%	2.96%	4.95%	3.97%	2.11%	7.93%
Net Investment Income (Loss)(5)	0.59%	0.37%	0.28%	1.20%	0.57%	(0.03)%
Portfolio Turnover Rate(7)	54%	115%	75%	113%	86%	26%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Amount represents less than$0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	The expense ratio includes interest and dividend expenses on short sales of 1.64%, 1.55%, 1.86%, 1.69%, 2.47% and 3.14% for the periods ended December 31, 2025, June 30, 2025, June 30, 2024, June 30, 2023, June 30, 2022 and June 30, 2021, respectively.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares STAR Global Buy-Write ETF	Six months ended December 31, 2025	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$46.09	$41.86	$37.57	$34.61	$39.83	$32.20
Investment Operations
Net Investment Income (Loss)(1)	0.34	0.57	0.46	0.25	0.13	(0.16)
Net Realized and Unrealized Gain (Loss)	3.40	4.11	4.27	3.35	(5.12)	7.89
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	0.00 (2)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	3.74	4.68	4.73	3.60	(4.99)	7.73
Distributions from Net Investment Income	(0.66)	(0.45)	(0.44)	(0.08)	—	(0.10)
Distributions from Realized Capital Gains	—	—	—	(0.56)	(0.23)	—
Total Distributions	(0.66)	(0.45)	(0.44)	(0.64)	(0.23)	(0.10)
Net Asset Value, End of Year/Period	$49.17	$46.09	$41.86	$37.57	$34.61	$39.83
Market Value, End of Year/Period	$49.10	$46.08	$41.83	$37.56	$34.62	$39.83
Total Return
Total Investment Return Based on Net Asset Value(4)	8.10%	11.22%	12.69%	10.60%	(12.64)%	24.04%
Total Investment Return Based on Market(4)	7.98%	11.29%	12.62%	10.54%	(12.60)%	23.86%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$75,721	$65,907	$61,539	$53,725	$37,547	$18,323
Ratio to Average Net Assets of:(5)
Expenses, after expense waivers and reimbursements or recapture(6)	1.08%	1.11%	1.22%	1.54%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.08%	1.11%	1.22%	1.33%	1.82%	2.48%
Net Investment Income (Loss)(6)	1.39%	1.31%	1.18%	0.71%	0.33%	(0.43)%
Portfolio Turnover Rate(7)	1%	15%	24%	23%	41%	55%

	Six months ended December 31, 2025	Years Ended June 30,
AdvisorShares Vice ETF	(Unaudited)	2025		2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$34.20	$28.73		$28.77	$25.20	$36.07	$22.81
Investment Operations
Net Investment Income(1)	0.15	0.24		0.42	0.45	0.18	0.19
Net Realized and Unrealized Gain (Loss)	(2.22)	5.69		—	3.38	(10.73)	13.44
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(2.07)	5.93		0.42	3.83	(10.55)	13.63
Distributions from Net Investment Income	(0.25)	(0.46)		(0.46)	(0.26)	(0.14)	(0.37)
Distributions from Realized Capital Gains	—	—		—	—	(0.18)	—
Total Distributions	(0.25)	(0.46)		(0.46)	(0.26)	(0.32)	(0.37)
Net Asset Value, End of Year/Period	$31.88	$34.20		$28.73	$28.77	$25.20	$36.07
Market Value, End of Year/Period	$31.73	$34.19		$28.71	$28.77	$25.13	$36.06
Total Return
Total Investment Return Based on Net Asset Value(4)	(6.04)%	20.74	%(8)	1.55%	15.24%	(29.45)%	59.98%
Total Investment Return Based on Market(4)	(6.46)%	20.82	%(8)	1.48%	15.58%	(29.62)%	60.05%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,013	$7,352		$7,039	$9,782	$8,695	$13,889
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.99%	0.99%		0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(6)	2.22%	1.71%		2.18%	1.90%	1.64%	1.71%
Net Investment Income(6)	0.84%	0.76%		1.51%	1.65%	0.59%	0.63%
Portfolio Turnover Rate(7)	100%	162%		124%	147%	83%	125%

(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

(6)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(8)	During the year ended June 30, 2025, the Advisor agreed to reimburse AdvisorShares Vice ETF $15,322 for a loss due to a trade executed incorrectly. Performance would have been lower by 0.27% without this reimbursement.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds (defined below) are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Trust is comprised of 18 separate series (each, a “Fund” and, collectively, the “Funds”):

Fund	Ticker	Commencement of Operations
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Short ETF	DWSH	July 11, 2018
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares HVAC and Industrial ETF	HVAC	February 3, 2025
AdvisorShares Insider Advantage ETF	SURE	October 4, 2011
AdvisorShares MSOS Daily Leveraged ETF	MSOX	August 24, 2022
AdvisorShares Psychedelics ETF	PSIL	September 16, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks long-term capital appreciation.

AdvisorShares HVAC and Industrials ETF (“HVAC and Industrials ETF”) seeks long-term capital appreciation.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

1. Organization – (continued)

AdvisorShares Insider Advantage ETF (“Insider Advantage ETF”) seeks to generate long-term capital appreciation.

AdvisorShares MSOS Daily Leveraged ETF (“MSOS Daily Leveraged ETF”) seeks daily investment results that, before fees and expenses, correspond to approximately two times (2x) the daily total return of the AdvisorShares Pure US Cannabis ETF.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares Restaurant ETF (“Restaurant ETF”) seeks long-term capital appreciation.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles.

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “funds of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), such as, exchange-traded notes (“ETNs”) and closed-end funds.

Each Fund, except the Gerber Kawasaki ETF, Hotel ETF, HVAC and Industrials ETF, MSOS Daily Leveraged ETF, Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, and Restaurant ETF, is a diversified investment company under the 1940 Act.

For the period ended December 31, 2025, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Fund	Security Name	Market Value as of December 31, 2025	% of Fund Net Assets as of December 31, 2025	Reference location
Dorsey Wright FSM US Core ETF	Invesco QQQ Trust Series I	57,361,196	49.3	https://www.invesco.com
	iShares MSCI USA Momentum Factor ETF	58,270,166	50.0	https://www.ishares.com/us

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	31,579,033	41.7	https://us.spdrs.com

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s portfolio investments are generally valued based on their last readily available market price. Price information on listed securities, including any exchange-traded funds in which a Fund invests (“Underlying ETFs”), is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. When market quotations are not readily available, a portfolio investment’s fair value will be determined and such fair valuations will be used in calculating a Fund’s NAV.

The Board of Trustees of the Trust (the “Board”) has adopted valuation policies and procedures pursuant to which it has designated AdvisorShares Investments, LLC (the “Advisor”) to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not readily available, including when they are determined to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Advisor.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and the Fund will realize a loss or gain. A Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects a Fund to risk of loss in excess of the amounts shown on its Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects a Fund to unlimited risk of loss. A Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain Funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives, and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the respective Fund may be delayed or limited.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund also is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

A Fund is required to pledge cash or securities to the broker as collateral for any securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Dorsey Wright Short ETF and Ranger Equity Bear ETF for the period ended December 31, 2025 was $(179,919) and $119,426, respectively, which is included as Interest in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the respective Fund’s prime brokers and custodian. A Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

exceeds the premium paid or received). A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

In addition to repurchase agreements, each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances and U.S. government securities.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNY”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the Program, and the applicable Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNY. Cash collateral is held in a separate account managed by BNY, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNY bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by a Fund is disclosed on the Statement of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2025 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Non-cash collateral is included on a Fund’s Schedule of Investments and Statement of Asset and Liabilities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	Statements of Assets and (Liabilities)	Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Dorsey Wright ADR ETF
Securities Lending	$(3,883,855)	$—	$(3,883,855)	$3,883,855	(1)	$—	$—
Money Market Instruments	3,883,855	—	3,883,855	3,883,855		—	—
Dorsey Wright FSM All Cap World ETF
Securities Lending	(3,402,035)	—	(3,402,035)	3,402,035	(1)	—	—
Money Market Instruments	3,402,035	—	3,402,035	3,402,035		—	—
Dorsey Wright FSM US Core ETF
Securities Lending	(30,044,339)	—	(30,044,339)	30,044,339	(1)	—	—
Money Market Instruments	30,044,339	—	30,044,339	30,044,339		—	—
Gerber Kawasaki ETF
Securities Lending	(261,170)	—	(261,170)	261,170	(1)	—	—
Money Market Instruments	261,170	—	261,170	261,170
MSOS Daily Leveraged ETF
Securities Lending	—	—	—	—		—	—
Money Market Instruments	—	—	—	—		—	—
Swaps	(4,953,918)	—	(4,953,918)	—		—	(4,953,918)
Psychedelics ETF
Securities Lending	(3,283,430)	—	(3,283,430)	3,283,430	(1)	—	—
Money Market Instruments	3,283,430	—	3,283,430	3,283,430		—	—
Pure Cannabis ETF
Securities Lending	(1,520,446)	—	(1,520,446)	1,520,446	(1)	—	—
Money Market Instruments	1,520,446	—	1,520,446	1,520,446		—	—
Pure US Cannabis ETF
Securities Lending	(2,275)	—	(2,275)	2,275		—	—
Money Market Instruments	2,275	—	2,275	2,275		—	—
Swaps	97,841,338	—	97,841,338	—		—	97,841,338
Q Dynamic Growth ETF
Securities Lending	(845,965)	—	(845,965)	845,965	(1)	—	—
Money Market Instruments	845,965	—	845,965	845,965		—	—
Restaurant ETF
Securities Lending	(138,301)	—	(138,301)	138,301	(1)	—	—
Money Market Instruments	138,301	—	138,301	138,301		—	—
STAR Global Buy-Write ETF
Securities Lending	(11,465,834)	—	(11,465,834)	11,465,834	(1)	—	—
Money Market Instruments	11,465,834	—	11,465,834	11,465,834		—	—
Vice ETF
Securities Lending	(464,318)	—	(464,318)	464,318	(1)	—	—
Money Market Instruments	464,318	—	464,318	464,318		—	—

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and/or shares of Money Market instruments.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with the Advisor pursuant to which the Advisor serves as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s portfolio, and has ultimate responsibility (subject to oversight by the Board) for investment and operational oversight of a Fund’s sub-adviser, if applicable. For its services, the Advisor is entitled to an annual management fee from each Fund, which is calculated daily and paid monthly based on the Fund’s average daily net assets. From time to time, the Advisor may waive all or a portion of its fee for a Fund.

The Advisor’s annual management fee for each Fund is as follows:

Fund	Rate
Dorsey Wright ADR ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Short ETF	0.75%
Focused Equity ETF	0.75%*
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
HVAC and Industrial ETF	0.60%
Insider Advantage ETF	0.70%
MSOS Daily Leveraged ETF	0.85%
Psychedelics ETF	0.60%
Pure Cannabis ETF	0.60%**
Pure US Canabis ETF	0.60%
Q Dynamic Growth ETF	0.91%*
Ranger Equity Bear ETF	1.50%
Restaurant ETF	0.60%
STAR Global Buy-Write ETF	0.85%
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%

**	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF.

With respect to the Focused Equity ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under this arrangement, which is commonly referred to as a “fulcrum” fee arrangement:

Base Fee	0.75%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	0.85%
1.50%	0.83%
1.25%	0.81%
1.00%	0.79%
0.50%	0.77%
+/-	0.75%
-0.50%	0.73%
-1.00%	0.71%
-1.25%	0.69%
-1.50%	0.67%
-2.00%	0.65%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

With respect to the AdvisorShares Q Dynamic Growth ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under the Fund’s “fulcrum” fee arrangement:

Base Fee	1.00%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	1.10%
1.50%	1.08%
1.25%	1.06%
1.00%	1.04%
0.50%	1.02%
+/-	1.00%
-0.50%	0.98%
-1.00%	0.96%
-1.25%	0.94%
-1.50%	0.92%
-2.00%	0.90%

Sub-Advisory Agreements

Each Fund’s investment sub-adviser, as applicable, provides investment advice and management services to its respective Fund(s). The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-adviser and the Advisor, the sub-adviser is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, that is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

	Sub-Advisor	Sub-Advisory Fee Rate
Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
STAR Global Buy-Write ETF	CreativeOne Wealth, LLC	0.55%

From time to time, a sub-adviser may waive all or a portion of its fee for a fund.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

period. The expense limits in effect for each Fund during the period ended December 31, 2025 were as follows:

Fund	Rate
Dorsey Wright ADR ETF	1.10%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Short ETF	1.25%
Focused Equity ETF	0.65% – 0.85%(a)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.99%
HVAC and Industrial ETF	0.99%
Insider Advantage ETF	0.90%
MSOS Daily Leveraged ETF	0.95%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Canabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Ranger Equity Bear ETF	1.85%
Restaurant ETF	0.99%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%

(a)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between a Fund’s total annual operating expenses and the Fund’s expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured no later than during the fiscal years indicated:

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Dorsey Wright ADR ETF	$18,402	$18,402	6/30/2026
	36,096	36,096	6/30/2027
	23,465	16,610	6/30/2028
Total	77,963	71,108

Dorsey Wright Short ETF	13,247	13,247	6/30/2027
	52,527	52,527	6/30/2028
Total	65,774	65,774

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Focused Equity ETF	$137,790	$137,790	6/30/2026
	208,140	208,140	6/30/2027
	244,989	244,989	6/30/2028
Total	590,919	590,919

Gerber Kawasaki ETF	93,397	93,397	6/30/2026
	165,111	165,111	6/30/2027
	121,923	121,923	6/30/2028
Total	380,431	380,431

Hotel ETF	70,955	70,955	6/30/2026
	107,021	107,021	6/30/2027
	64,678	64,678	6/30/2028
Total	242,654	242,654

HVAC and Industrials ETF	89,779	89,779	6/30/2028
	89,779	89,779

Insider Advantage ETF	67,433	67,433	6/30/2026
	71,631	71,631	6/30/2027
	46,562	46,562	6/30/2028
Total	185,626	185,626

MSOS Daily Leveraged ETF	140,585	140,585	6/30/2026
	84,284	84,284	6/30/2027
	138,988	138,988	6/30/2028
Total	363,857	363,857

Psychedelics ETF	140,498	140,498	6/30/2026
	130,442	130,442	6/30/2027
	61,675	61,582	6/30/2028
Total	332,615	332,522

Pure Cannabis ETF	165,820	165,820	6/30/2026
	310,912	310,912	6/30/2027
	133,638	133,638	6/30/2028
Total	610,370	610,370

Pure US Cannabis ETF	136,205	136,205	6/30/2026
	4,774	4,774	6/30/2027
	185,995	167,997	6/30/2028
Total	326,974	308,976

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Q Dynamic Growth Portfolio ETF	$2,148	$0	6/30/2026
	59,876	55,488	6/30/2027
	4,002	0	6/30/2028
Total	66,026	55,488

Restaruants ETF	77,174	77,174	6/30/2026
	108,238	108,238	6/30/2027
	65,283	65,283	6/30/2028
Total	250,695	250,695

Vice ETF	82,098	82,098	6/30/2026
	94,520	94,520	6/30/2027
	51,737	51,737	6/30/2028
Total	228,355	228,355

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon serves as the Funds’ administrator, fund accountant, custodian, and transfer agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for each Fund pursuant to a distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No fee is currently paid by any Fund under the Plan, and there are no current plans to impose the fee. However, in the event a Fund were to charge a Rule 12b-1 fee, over time it would increase the cost of an investment in the Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a “participating party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“CNS”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

4. Creation and Redemption Transactions – (continued)

To compensate a Fund for transfer and other transaction costs involved in creation transactions and redemption transactions through the clearing process, investors will be required to pay a minimum transaction fee, assessed per transaction, of $500. To the extent a Creation Unit consists of more than 100 securities, an additional fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

5. Summary of Fair Value Disclosure

The FASB Accounting Standards Codification 820-10, “Fair Value Measurements and Disclosures”, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

6. Derivative Instruments – (continued)

instruments affect a fund’s financial position and results of operations. Certain Funds use derivative instruments as part of their principal investment strategies to seek to achieve their investment objective.

At December 31, 2025, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund	Asset Derivatives	Equity Risk
Pure US Cannabis ETF	Unrealized Appreciation on OTC Swap Contracts	$108,215,390
STAR Global Buy-Write ETF	Investments, at Market Value(a)	26,924

Fund	Liability Derivatives	Equity Risk
MSOS Daily Leveraged ETF	Unrealized Depreciation on OTC Swap Contracts	$4,953,918
Pure US Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	10,374,053
STAR Global Buy-Write ETF	Options Written, at value	5,382

(a)	Option purchased, at value are included in investments, at market value in the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended December 31, 2025, were as follows:

Statements of Operations:

Fund	Realized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$(1,362,141)
Pure US Cannabis ETF	Swaps	153,982,332
STAR Global Buy-Write ETF	Investments(a)	(120,065)
STAR Global Buy-Write ETF	Options Written	35,249

Fund	Change in Unrealized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$(5,267,356)
Pure US Cannabis ETF	Swaps	98,235,219
STAR Global Buy-Write ETF	Investments(a)	21,179
STAR Global Buy-Write ETF	Options Written	130,890

(a)	Options Purchased are included in net realized gain(loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

For the period ended December 31, 2025, the average volume of the derivatives opened by the Funds was as follows:

	MSOS Daily Leveraged ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	$1,680,788	$80,680	$—
Purchased Options Contracts	—	—	189,582
Written Options Contracts	—	—	30,871

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

7. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. FASB Accounting Standards Update No. 2009-06, “Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2022 − 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Trust currently has no tax-related examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2025, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Dorsey Wright ADR ETF	$41,418,857	$11,526,116	$(1,257,009)	$10,269,107	$—
Dorsey Wright FSM All Cap World ETF	77,913,448	5,268,264	—	5,268,264	—
Dorsey Wright FSM US Core ETF	109,204,074	9,192,697	(193,220)	8,999,477	—
Dorsey Wright Short ETF	27,582,802	—	—	—	2,769,736
Focused Equity ETF	160,976,767	38,508,880	(5,052,387)	33,456,493	—
Gerber Kawasaki ETF	18,300,615	7,826,997	(99,560)	7,727,437	—
Hotel ETF	2,564,282	471,361	(166,560)	304,801	—
HAVC and Industrial ETF	1,075,721	109,975	(10,203)	99,772	—
Insider Advantage ETF	46,286,372	2,936,660	(2,030,023)	906,637	—
MSOS Daily Leveraged ETF	316,627	—	—	—	(64,563)
Psychedelics ETF	17,352,694	1,739,212	(7,388,364)	(5,649,152)	—
Pure Cannabis ETF	108,292,610	1,264,420	(83,444,237)	(82,179,817)	—
Pure US Cannabis ETF	145,015,784	595,867,557	(687,953,615)	(92,086,058)	(2,132,089)
Q Dynamic Growth ETF	21,637,624	3,997,287	(21,925)	3,975,362	—
Ranger Equity Bear ETF	66,748,196	—	—	—	(3,337,336)
Restaurant ETF	3,201,149	695,085	(83,091)	611,994	—
STAR Global Buy-Write ETF	61,477,145	12,299,540	(249,104)	12,050,436	(113,376)
Vice ETF	7,410,089	1,059,028	(106,179)	952,849	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

7. Federal Income Tax – (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2025 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Dorsey Wright ADR ETF	$—	$—	$—
Dorsey Wright FSM All Cap World ETF	—	—	—
Dorsey Wright FSM US Core ETF	—	—	—
Dorsey Wright Short ETF	—	—	—
Focused Equity ETF	—	—	—
Gerber Kawasaki ETF	—	—	—
Hotel ETF	—	—	—
HVAC and Industrials ETF	—	—	—
Insider Advantage ETF	—	—	—
MSOS Daily Leveraged ETF	720,736	—	—
Psychedelics ETF	—	—	—
Pure Cannabis ETF	—	—	—
Pure US Cannabis ETF	7,347,571	—	—
Q Dynamic Growth ETF	78,041	—	—
Ranger Equity Bear ETF	—	—	—
Restaurant ETF	—	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

7. Federal Income Tax – (continued)

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Dorsey Wright ADR ETF	$53,615,338	$—	$53,615,338
Dorsey Wright FSM All Cap World ETF	14,228,098	6,165,547	20,393,645
Dorsey Wright FSM US Core ETF	1,145,539	—	1,145,539
Dorsey Wright Short ETF	93,187,098	227,559	93,414,657
Focused Equity ETF	304,456	1,900,486	2,204,942
Gerber Kawasaki ETF	6,498,577	3,668,462	10,167,039
Hotel ETF	641,102	538,739	1,179,841
HVAC and Industrials ETF	13,276	—	13,276
Insider Advantage ETF	15,867,452	—	15,867,452
MSOS Daily Leveraged ETF	125,017,851	—	125,017,851
Psychedelics ETF	500,869	6,487,199	6,988,068
Pure Cannabis ETF	46,935,207	155,775,604	202,710,811
Pure US Cannabis ETF	1,484,477,434	560,537,462	2,045,014,896
Q Dynamic Growth ETF	3,447,327	—	3,447,327
Ranger Equity Bear ETF	408,759,618	901,364	409,660,982
Restaurant ETF	775,495	—	775,495
STAR Global Buy-Write ETF	296,396	1,365,018	1,661,414
Vice ETF	1,000,484	—	1,000,484

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2025:

Fund	Utilized Amount
Dorsey Wright ADR ETF	$2,125,842
Dorsey Wright FSM All Cap World ETF	6,585,570
Dorsey Wright FSM US Core ETF	1,603,094
Dorsey Wright Short ETF	331,430
Focused Equity ETF	—
Gerber Kawasaki ETF	—
Hotel ETF	94,958
HVAC and Industrials ETF	—
Insider Advantage ETF	4,283,678
MSOS Daily Leveraged ETF	—
Psychedelics ETF	—
Pure Cannabis ETF	—
Pure US Cannabis ETF	—
Q Dynamic Growth ETF	976,619
Ranger Equity Bear ETF	—
Restaurant ETF	399,154
STAR Global Buy-Write ETF	116,334
Vice ETF	784,188

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended December 31, 2025 were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Dorsey Wright ADR ETF	$26,132,191	$—	$1,279,831	$26,196,486	$—	$5,069,366
Dorsey Wright FSM All Cap World ETF	107,621,952	—	68,323,064	107,589,184	—	69,512,374
Dorsey Wright FSM US Core ETF	59,812,514	—	—	59,967,739	—	7,798,870
Dorsey Wright Short ETF	15,765,070	—	—	14,892,360	—	—
Focused Equity ETF	45,903,394	—	1,696,415	46,541,825	—	11,335,633
Gerber Kawasaki ETF	5,835,396	—	—	5,731,822	—	—
Hotel ETF	1,466,791	—	1,467,860	1,352,692	—	949,461
HVAC and Industrial ETF	1,819,594	—	3,023,205	1,770,544	—	—
Insider Advantage ETF	57,264,161	—	—	57,723,362	—	2,465,168
MSOS Daily Leveraged ETF	369	—	—	—	—	—
Psychedelics ETF	7,496,555	—	5,740,238	8,787,070	—	—
Pure Cannabis ETF	5,799,708	—	2,411,503	5,347,262	—	3,098,311
Pure US Cannabis ETF	31,475,307	—	43,019,088	97,856,435	—	4,320,769
Q Dynamic Growth ETF	23,055,072	—	13,108,197	23,245,510	—	9,683,045
Ranger Equity Bear ETF	187,111,380	—	—	190,124,531	—	—
Restaurant ETF	1,803,997	—	630,908	1,650,272	—	872,585
STAR Global Buy-Write ETF	5,473,960	—	—	412,778	—	—
Vice ETF	7,644,105	—	330,153	7,386,880	—	172,140

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to one or more principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Each Fund and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ETF Market Risk

In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from a Fund’s NAV.

Because a Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that a Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in a Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market in a Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares. Because securities underlying investments held by a Fund may trade on a foreign exchange that is closed when the Fund’s listing exchange is open, there may be changes between the last quote from the closed foreign market and the value of the securities during the Fund’s domestic trading day, which also could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Fund of Funds Risk

Certain Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their portfolio. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Illiquid Investments Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Advisor or Sub-Advisor, as applicable, to dispose of such securities at a fair price at the time the Advisor or Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. Such investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Management Risk

The Advisor or Sub-Advisor, as applicable, continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s or Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor or Sub-Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor or Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors. For example, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Fluctuations in the value of securities and other financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s investments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Trading Risk

Shares of each Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of a Fund’s shares deviates significantly from their NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor, as applicable, do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Fund’s Exchange, make trading in shares inadvisable.

10. Segment Reporting

Each fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the Advisor’s Fund Oversight Committee. The CODM reviews the operating results of each fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require additional disclosure.

BOARD REVIEW OF INVESTMENT SUB-ADVISORY AGREEMENT

Renewal of the Sub-Advisory Agreement for the AdvisorShares Ranger Equity Bear ETF

At a meeting of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on September 11, 2025, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered and approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between AdvisorShares Investments, LLC (the “Advisor”) and Ranger Alternative Management L.P. (the “Sub-Advisor”), on behalf of the AdvisorShares Ranger Equity Bear ETF (the “Fund”), pursuant to which the Sub-Advisor performs portfolio management and related services.

Pursuant to Section 15 of the 1940 Act, to continue after its initial two-year term, the Sub-Advisory Agreement must be approved annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Sub-Advisor. The Board uses this information, as well as other information that the Advisor, Sub-Advisor and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate the Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreement and decide whether to renew the Sub-Advisory Agreement for an additional year.

As discussed in further detail below, prior to and at the meeting, the Board, including the Independent Trustees, was presented with information to help it evaluate the Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreement. The Board reviewed written materials from the Advisor and Sub-Advisor regarding, among other things, (i) the nature, extent and quality of the services provided by the Sub-Advisor; (ii) the performance by the Sub-Advisor of its duties; (iii) the investment performance of the Fund; (iv) the costs of the services provided and profits realized by the Sub-Advisor; (v) the potential for economies of scale for the benefit of the Fund’s shareholders; and (vi) any ancillary benefits to the Sub-Advisor. The Board received an overview of the Sub-Advisor’s operations and management of the Fund, including comparative fee data and profitability analysis relating to the Fund, and also was provided with information with respect to compliance oversight. The Board reviewed the management of the Fund, including its strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed the Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Sub-Advisory Agreement in light of the written materials that it received before the meeting, information it received at the meeting, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the Sub-Advisor and the renewal of the Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by the Sub-Advisor, the Board reviewed the portfolio management services provided to the Fund. The Board considered, among other things, the professional experience and qualifications of the Sub-Advisor’s senior management and key professional personnel including those individuals responsible for portfolio management; the Sub-Advisor’s operational capabilities and resources; and information concerning its compliance function. The Sub-Advisor’s most recent Form ADV was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about its business, services, and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Sub-Advisor.

BOARD REVIEW OF INVESTMENT SUB-ADVISORY AGREEMENT (Continued)

Performance of the Funds. The Board was provided with information regarding the Fund’s performance for various periods as well as comparative performance information. The Sub-Advisor provided information regarding factors impacting the performance of the Fund, outlining current market conditions, and explaining its expectations and strategies for the future. The Board noted that the Fund is actively managed and that it receives regular reports regarding the Fund’s performance at its quarterly meetings. Based on this information, the Board concluded that it was satisfied with the investment results that the Sub-Advisor had been able to achieve for the Fund.

Cost of Services and Profitability. In considering whether the sub-advisory fee payable with respect to the Fund is reasonable, the Board reviewed the sub-advisory fee paid by the Advisor to the Sub-Advisor; the fees waived and/or expenses reimbursed by the Sub-Advisor over the period, as applicable; the costs and other expenses incurred by the Sub-Advisor in providing the services; and the profitability analysis with respect to the Fund. The Board also reviewed information comparing the Fund’s aggregate advisory fee to the aggregate advisory fee paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded that the sub-advisory fee appeared to be reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by the Sub-Advisor. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for the Fund appropriately takes into account any economies of scale that may be realized as a result of any significant asset growth of the Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund (other than the sub-advisory fee) including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the terms of the Sub-Advisory Agreement are fair and reasonable and agreed to renew the Sub-Advisory Agreement for another year.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor	Distributor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

CreativeOne Wealth, LLC
6330 Sprint Parkway, Suite 400
Overland Park, KS 66211

Gerber Kawasaki, Inc.
2716 Ocean Park Boulevard
Santa Monica, CA 90405

Ranger Alternative Management, L.P.
1845 Woodall Rodgers Freeway, Suite 1050
Dallas, TX 75201

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
 240 Greenwich Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	March 3, 2026

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	March 3, 2026

*	Print the name and title of each signing officer under his or her signature.